As filed with the U.S. Securities and Exchange Commission on July 14, 2026
Registration Numbers: 333-57791; 811-08837

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 60	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

THE SELECT SECTOR SPDR TRUST
(Exact Name of Registrant as Specified in Charter)

One Congress Street
Boston, Massachusetts 02114
(Address of Principal Executive Offices)
(617) 664-3920
(Registrant's Telephone Number)
Andrew J. DeLorme, Esq.
Chief Legal Officer
c/o SSGA Funds Management, Inc.
One Congress Street
Boston, Massachusetts 02114
(Name and Address of Agent for Service)

Copies to:
W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☒	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Select Sector SPDR® Trust

Prospectus

State Street® S&P 500® Consumer Discretionary Market Sector SPDR ETF ([-])

State Street® S&P 500® Consumer Staples Market Sector SPDR ETF ([-])

State Street® S&P 500® Energy Market Sector SPDR ETF ([-])

State Street® S&P 500® Technology Market Sector SPDR ETF ([-])

Principal U.S. Listing Exchange: NYSE Arca, Inc.

[-], 2026

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Shares in the Funds are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. It is possible to lose money by investing in the Funds.

Fund Summaries

State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF

[-]

Investment Objective

The State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the Consumer Discretionary sector of a U.S. large-capitalization equity index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	[X.XX	]%
Distribution and service (12b-1) fees	[X.XX	]%
Other expenses[1]	[X.XX	]%
Total annual Fund operating expenses	[X.XX	]%

1	“Other expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[-]	$[-]

Fund Summaries

[-]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.

The Fund’s Principal Investment Strategy

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal market circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying exchange-traded funds (“ETFs”), and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in its 80% investment policy.

The Fund seeks to track the performance of the S&P 500 Consumer Discretionary Sector Index (the “Index”). The Index includes companies that have been identified as Consumer Discretionary companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: specialty retail; broadline retail; hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables; automobiles; automobile components; distributors; leisure products; and diversified consumer services. The Index is one of eleven S&P 500 Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a market capitalization weighting methodology. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of [  ], 2026, the Index was composed of [ ] constituents.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase shares of other ETFs, a subset of securities in the Index, or derivatives such as

Fund Summaries

[-]

futures, options, or total return swaps in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity and type of holdings in the Fund will be based on a number of factors, including the asset size of the Fund as well as tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Based on its analysis of these factors, the Adviser obtains exposure to the Index by allocating the Fund’s assets primarily among shares of the State Street Consumer Discretionary Select Sector SPDR® ETF (the “Underlying Fund”), common stocks of companies included in the Index, and/or derivatives that provide exposure to stocks of companies included in the Index, based on an optimization- and rules-based portfolio construction process. The process is designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Index, and prioritizes investment in the Underlying Fund to the extent consistent with the Fund’s objective.

The Underlying Fund (State Street Consumer Discretionary Select Sector SPDR® ETF) seeks to track the performance of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index includes equity securities of companies in the S&P 500 that have been identified as Consumer Discretionary companies by GICS. The Consumer Discretionary Select Sector Index is based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code. The Index and the Consumer Discretionary Select Sector Index include the same constituents; however, due to the differences in weighting methodologies, the weightings of individual constituents may differ between the indexes.

In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index and the Consumer Discretionary Select Sector Index is sponsored and compiled by S&P DJI. S&P DJI determines the composition of each index and relative weightings of the securities in each index based on the respective index’s methodology. S&P DJI also publishes information regarding the market value of each index. S&P DJI is not affiliated with the Fund or the Adviser.

Fund Summaries

[-]

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund. The Fund’s exposure to risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the Underlying Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Consumer Discretionary Sector Risk: The Fund’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household

Fund Summaries

[-]

income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Affiliated ETF Risk: The Fund invests in an affiliated underlying ETF and, as a result, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative

Fund Summaries

[-]

transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. When there are changes made to the component securities of the Index and the Fund in

Fund Summaries

[-]

turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and may incur costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

New Fund Risk: The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund’s size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Fund Summaries

[-]

Options Risk: The Fund’s successful use of options depends on the ability of the Adviser to forecast market movements correctly. When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the Fund may create investment leverage.

Swaps Risk: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component and/or other instruments. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swaps generally can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Frequent transactions in swaps may result in higher Fund expenses and may result in increased taxable distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income.

Fund Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on

Fund Summaries

[-]

net assets and comparing the Fund’s performance to the Index and a broad-based securities index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund’s website: www.sectorspdr.com.

Portfolio Management

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Emiliano Rabinovich, Keith Richardson and Olga Winner.

Emiliano Rabinovich, CFA, is a Managing Director of the Adviser and Co-Head of the Systematic Equity Team in the Americas. He joined the Adviser in 2006.

Keith Richardson is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 1999.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. She joined the Adviser in 2007

Purchase and Sale Information

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc. (the “Exchange”), other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.statestreet.com/SectorETFs.

Fund Summaries

[-]

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from a tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Distributor or their affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summaries

State Street S&P 500 Consumer Staples Market Sector SPDR ETF

[-]

Investment Objective

The State Street S&P 500 Consumer Staples Market Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the Consumer Staples sector of a U.S. large-capitalization equity index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	[X.XX	]%
Distribution and service (12b-1) fees	[X.XX	]%
Other expenses[1]	[X.XX	]%
Total annual Fund operating expenses	[X.XX	]%

1	“Other expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[-]	$[-]

Fund Summaries

[-]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.

The Fund’s Principal Investment Strategy

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal market circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying exchange-traded funds (“ETFs”), and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in its 80% investment policy.

The Fund seeks to track the performance of the S&P 500 Consumer Staples Sector Index (the “Index”). The Index includes companies that have been identified as Consumer Staples companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: consumer staples distribution and retail; household products; food products; beverages; tobacco; and personal care products. The Index is one of eleven S&P 500 Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a market capitalization weighting methodology. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of [  ], 2026, the Index was composed of [ ] constituents.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase shares of other ETFs, a subset of securities in the Index, or derivatives such as futures, options, or total return swaps in an effort to hold a portfolio of

Fund Summaries

[-]

securities with generally the same risk and return characteristics of the Index. The quantity and type of holdings in the Fund will be based on a number of factors, including the asset size of the Fund as well as tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Based on its analysis of these factors, the Adviser obtains exposure to the Index by allocating the Fund’s assets primarily among shares of the State Street Consumer Staples Select Sector SPDR® ETF (the “Underlying Fund”), common stocks of companies included in the Index, and/or derivatives that provide exposure to stocks of companies included in the Index, based on an optimization- and rules-based portfolio construction process. The process is designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Index, and prioritizes investment in the Underlying Fund to the extent consistent with the Fund’s objective.

The Underlying Fund (State Street Consumer Staples Select Sector SPDR® ETF) seeks to track the performance of the Consumer Staples Select Sector Index. The Consumer Staples Select Sector Index includes equity securities of companies in the S&P 500 that have been identified as Consumer Staples companies by GICS. The Consumer Staples Select Sector Index is based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code. The Index and the Consumer Staples Select Sector Index include the same constituents; however, due to the differences in weighting methodologies, the weightings of individual constituents may differ between the indexes.

In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index and the Consumer Staples Select Sector Index is sponsored and compiled by S&P DJI. S&P DJI determines the composition of each index and relative weightings of the securities in each index based on the respective index’s methodology. S&P DJI also publishes information regarding the market value of each index. S&P DJI is not affiliated with the Fund or the Adviser.

Fund Summaries

[-]

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund. The Fund’s exposure to risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the Underlying Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Consumer Staples Sector Risk: The Fund’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that is more diversified. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may

Fund Summaries

[-]

affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Affiliated ETF Risk: The Fund invests in an affiliated underlying ETF and, as a result, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Fund Summaries

[-]

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its

Fund Summaries

[-]

methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and may incur costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

New Fund Risk: The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund’s size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its

Fund Summaries

[-]

value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Options Risk: The Fund’s successful use of options depends on the ability of the Adviser to forecast market movements correctly. When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the Fund may create investment leverage.

Swaps Risk: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component and/or other instruments. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swaps generally can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Frequent transactions in swaps may result in higher Fund expenses and may result in increased taxable distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income.

Fund Summaries

[-]

Fund Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index and a broad-based securities index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund’s website: www.sectorspdr.com.

Portfolio Management

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Emiliano Rabinovich, Xianhang (River) Wu and Juan Acevado.

Emiliano Rabinovich, CFA, is a Managing Director of the Adviser and Co-Head of the Systematic Equity Team in the Americas. He joined the Adviser in 2006.

Xianhang (River) Wu is a Vice President of the Adviser and a Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 2015.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 2000.

Purchase and Sale Information

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc. (the “Exchange”), other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than

Fund Summaries

[-]

NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.statestreet.com/SectorETFs.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from a tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Distributor or their affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summaries

State Street S&P 500 Energy Market Sector SPDR ETF

[-]

Investment Objective

The State Street S&P 500 Energy Market Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the Energy sector of a U.S. large-capitalization equity index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	[X.XX	]%
Distribution and service (12b-1) fees	[X.XX	]%
Other expenses[1]	[X.XX	]%
Total annual Fund operating expenses	[X.XX	]%

1	“Other expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[-]	$[-]

Fund Summaries

[-]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.

The Fund’s Principal Investment Strategy

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal market circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying exchange-traded funds (“ETFs”), and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in its 80% investment policy.

The Fund seeks to track the performance of the S&P 500 Energy Sector Index (the “Index”). The Index includes companies that have been identified as Energy companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: oil, gas and consumable fuels; and energy equipment and services. The Index is one of eleven S&P 500 Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a market capitalization weighting methodology. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of [  ], 2026, the Index was composed of [ ] constituents.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase shares of other ETFs, a subset of securities in the Index, or derivatives such as futures, options, or total return swaps in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index.

Fund Summaries

[-]

The quantity and type of holdings in the Fund will be based on a number of factors, including the asset size of the Fund as well as tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Based on its analysis of these factors, the Adviser obtains exposure to the Index by allocating the Fund’s assets primarily among shares of the State Street Energy Select Sector SPDR® ETF (the “Underlying Fund”), common stocks of companies included in the Index, and/or derivatives that provide exposure to stocks of companies included in the Index, based on an optimization- and rules-based portfolio construction process. The process is designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Index, and prioritizes investment in the Underlying Fund to the extent consistent with the Fund’s objective.

The Underlying Fund (State Street Energy Select Sector SPDR® ETF) seeks to track the performance of the Energy Select Sector Index. The Energy Select Sector Index includes equity securities of companies in the S&P 500 that have been identified as Energy companies by GICS. The Energy Select Sector Index is based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code. The Index and the Energy Select Sector Index include the same constituents; however, due to the differences in weighting methodologies, the weightings of individual constituents may differ between the indexes.

In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index and the Energy Select Sector Index is sponsored and compiled by S&P DJI. S&P DJI determines the composition of each index and relative weightings of the securities in each index based on the respective index’s methodology. S&P DJI also publishes information regarding the market value of each index. S&P DJI is not affiliated with the Fund or the Adviser.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund. The Fund’s exposure to risks discussed below may be through the Fund’s direct

Fund Summaries

[-]

investments or indirect through the Fund’s investments in the Underlying Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Energy Sector Risk: The Fund’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly

Fund Summaries

[-]

affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Affiliated ETF Risk: The Fund invests in an affiliated underlying ETF and, as a result, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments,

Fund Summaries

[-]

return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the

Fund Summaries

[-]

Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and may incur costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

New Fund Risk: The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund’s size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Options Risk: The Fund’s successful use of options depends on the ability of the Adviser to forecast market movements correctly. When the Fund

Fund Summaries

[-]

purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the Fund may create investment leverage.

Swaps Risk: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component and/or other instruments. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swaps generally can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Frequent transactions in swaps may result in higher Fund expenses and may result in increased taxable distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income.

Fund Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index and a broad-based

Fund Summaries

[-]

securities index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund’s website: www.sectorspdr.com.

Portfolio Management

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Emiliano Rabinovich, Juan Acevado and Xianhang (River) Wu.

Emiliano Rabinovich, CFA, is a Managing Director of the Adviser and Co-Head of the Systematic Equity Team in the Americas. He joined the Adviser in 2006.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 2000.

Xianhang (River) Wu is a Vice President of the Adviser and a Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 2015.

Purchase and Sale Information

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc. (the “Exchange”), other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.statestreet.com/SectorETFs.

Fund Summaries

[-]

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from a tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Distributor or their affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summaries

State Street S&P 500 Technology Market Sector SPDR ETF

[-]

Investment Objective

The State Street S&P 500 Technology Market Sector SPDR ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the technology sector of a U.S. large-capitalization equity index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management fees	[X.XX]%
Distribution and service (12b-1) fees	[X.XX]%
Other expenses[1]	[X.XX]%
Total annual Fund operating expenses	[X.XX]%

1	“Other expenses” are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$[-]	$[-]

Fund Summaries

[-]

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.

The Fund’s Principal Investment Strategy

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal market circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying exchange-traded funds (“ETFs”), and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in its 80% investment policy.

The Fund seeks to track the performance of the S&P 500 Information Technology Sector Index (the “Index”). The Index includes companies that have been identified as Information Technology companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components. The Index is one of eleven S&P 500 Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent of the S&P 500 Index; and (2) the Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a market capitalization weighting methodology. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of [  ], 2026, the Index was composed of [ ] constituents.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase shares of other ETFs, a subset of securities in the Index, or derivatives such as

Fund Summaries

[-]

futures, options, or total return swaps in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity and type of holdings in the Fund will be based on a number of factors, including the asset size of the Fund as well as tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Based on its analysis of these factors, the Adviser obtains exposure to the Index by allocating the Fund’s assets primarily among shares of the State Street Technology Select Sector SPDR® ETF (the “Underlying Fund”), common stocks of companies included in the Index, and/or derivatives that provide exposure to stocks of companies included in the Index, based on an optimization- and rules-based portfolio construction process. The process is designed to limit the variance between (i) the return of the Fund’s investments and (ii) the return of the Index, and prioritizes investment in the Underlying Fund to the extent consistent with the Fund’s objective.

The Underlying Fund (State Street Technology Select Sector SPDR® ETF) seeks to track the performance of the Technology Select Sector Index. The Technology Select Sector Index includes equity securities of companies in the S&P 500 that have been identified as Information Technology companies by GICS. The Technology Select Sector Index is based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code. The Index and the Technology Select Sector Index include the same constituents; however, due to the differences in weighting methodologies, the weightings of individual constituents may differ between the indexes.

In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM).

The Index and the Technology Select Sector Index is sponsored and compiled by S&P DJI. S&P DJI determines the composition of each index and relative weightings of the securities in each index based on the respective index’s methodology. S&P DJI also publishes information regarding the market value of each index. S&P DJI is not affiliated with the Fund or the Adviser.

Fund Summaries

[-]

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund. The Fund’s exposure to risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the Underlying Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of

Fund Summaries

[-]

technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Affiliated ETF Risk: The Fund invests in an affiliated underlying ETF and, as a result, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more

Fund Summaries

[-]

than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect

Fund Summaries

[-]

the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and may incur costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

New Fund Risk: The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund’s size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Fund Summaries

[-]

Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Options Risk: The Fund’s successful use of options depends on the ability of the Adviser to forecast market movements correctly. When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the Fund may create investment leverage.

Swaps Risk: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component and/or other instruments. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Swaps generally can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Frequent transactions in swaps may result in higher Fund expenses and may result in increased taxable distributions to

Fund Summaries

[-]

investors, including potentially increased distributions that are taxable to individuals as ordinary income.

Fund Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index and a broad-based securities index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund’s website: www.sectorspdr.com.

Portfolio Management

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Emiliano Rabinovich, Olga Winner and Keith Richardson.

Emiliano Rabinovich, CFA, is a Managing Director of the Adviser and Co-Head of the Systematic Equity Team in the Americas. He joined the Adviser in 2006.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. She joined the Adviser in 2007.

Keith Richardson is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He joined the Adviser in 1999.

Purchase and Sale Information

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc. (the “Exchange”), other national securities exchanges, electronic crossing

Fund Summaries

[-]

networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.statestreet.com/SectorETFs.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from a tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Distributor or their affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL STRATEGIES INFORMATION

Principal Strategies

Please see each Fund’s “The Fund’s Principal Investment Strategy” section under “Fund Summaries” for a complete discussion of each Fund’s principal investment strategies. A Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund. Some of these are described below under “Non-Principal Strategies” and others are not described in this Prospectus. These other securities, techniques and practices, together with their associated risks, are described in the Statement of Additional Information (the “SAI”), which you may obtain free of charge by contacting the Distributor (see the back cover of this Prospectus for the address and phone number).

Each Fund has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying ETFs, and derivatives that provide exposure to such securities. Each Fund will provide shareholders with at least 60 days’ notice prior to any change in this non-fundamental 80% investment policy.

The Select Sector SPDR Trust’s (the “Trust”) Board of Trustees (the “Board”) may change a Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated in this Prospectus or in the SAI. The Board may also change a Fund’s investment objective without shareholder approval.

Non-Principal Strategies

Temporary Defensive Positions. In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If a Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Borrowing Money. Each Fund may borrow money from a bank as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or other governing statutes, by the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). A Fund may also invest in reverse repurchase agreements or similar financing transactions. Consistent with a rule under the 1940 Act, a Fund may treat such investments as either borrowings or derivatives transactions. To the extent a Fund treats reverse repurchase agreements or similar financing transactions as borrowings, such investments will also be included in the 33 1/3% limit.

Lending of Securities. Each Fund may lend its portfolio securities in an amount not to exceed 40% of the value of its net assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company (“State Street” or the “Lending Agent”), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. To the extent a Fund receives cash collateral, as of the date of this Prospectus, the Adviser expects to invest such cash collateral in a fund managed by the Adviser that invests in U.S. dollar-denominated, short-term, high quality debt obligations, including the following: a broad range of money market instruments; certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities; mortgage-related securities; repurchase agreements; and shares of money market funds. With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

ADDITIONAL RISK INFORMATION

The following section provides information regarding the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund Summary along with additional risk information. The Fund’s exposure to risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the underlying ETFs.

Principal Risks

The table below identifies the principal risks of investing in each Fund.

State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF	([-])
State Street S&P 500 Consumer Staples Market Sector SPDR ETF	([-])
State Street S&P 500 Energy Market Sector SPDR ETF	([-])
State Street S&P 500 Technology Market Sector SPDR ETF	([-])

Fund Name	[-]	[-]	[-]	[-]
Affiliated ETF Risk	x	x	x	x
Consumer Discretionary Sector Risk	x
Consumer Staples Sector Risk		x
Counterparty Risk	x	x	x	x
Derivatives Risk	x	x	x	x
Futures Contract Risk	x	x	x	x
Options Risk	x	x	x	x
Swaps Risk	x	x	x	x
Energy Sector Risk			x
Equity Investing Risk	x	x	x	x
Exchange-Traded Funds Risk	x	x	x	x
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk	x	x	x	x
Indexing Strategy/Index Tracking Risk	x	x	x	x
Large-Capitalization Securities Risk	x	x	x	x
Leveraging Risk	x	x	x	x
Liquidity Risk	x	x	x	x
Market Risk	x	x	x	x
New Fund Risk	x	x	x	x
Non-Diversification Risk	x	x	x	x
Technology Sector Risk				x

Affiliated ETF Risk. Each Fund invests in an affiliated ETF and, as a result, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which a Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact a Fund.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if a Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, a Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution’s authority, the financial institution’s liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of its securities and, if a Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, such Fund may also be similarly impacted.

Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and a Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that a Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that a Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including, without limitation, absence of a secondary trading market; the potential for reduced returns to a Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.

Futures Contract Risk. The risk of loss relating to the use of futures contracts is potentially unlimited. The ability to establish and close out positions in futures contracts will be subject to the development and maintenance of a liquid market. There is no assurance that a liquid market on an exchange will exist for any particular futures contract or at any particular time. In the event no such market exists, it might not be possible to effect closing transactions, and a Fund will be unable to terminate the futures contract. In using futures contracts, a Fund will be reliant on the ability of the Adviser to predict market and price movements correctly; the skills needed to use such futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the futures contracts and movements in the securities or index underlying the futures contracts or movements in the prices of the Fund’s investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements. Such requirements may cause investors to take actions with respect to their futures positions that they would not otherwise take. The margin requirements in the futures markets may be less onerous than margin requirements in the securities markets in general, and as a result those markets may attract more speculators than the securities markets do. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Adviser still may not result in a successful futures activity over a very short time period. The risk of a position in a futures contract may be very large compared to the relatively low level of margin a Fund is required to deposit. A Fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. A Fund will incur brokerage fees in connection with its futures transactions. In the event of an insolvency of the futures commission merchant or a clearing house, a Fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions, or it may experience a significant delay in doing so. The Commodity Futures Trading Commission (the “CFTC”), certain foreign regulators, and many futures exchanges have established limits referred to as “position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures and options contract. In addition, federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with position limits. It is possible that the positions of different clients managed by the Adviser may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy. [In addition, exchanges may establish accountability levels applicable to a futures contract instead of position limits, provided that the futures contract is not subject to federal position limits.] An exchange may order a person who holds or controls a position in excess of a position accountability level not to further increase its position, to comply with any prospective limit that exceeds the size of the position owned or controlled, or to reduce any open position that exceeds the position accountability level if the exchange determines that such action is necessary to maintain an orderly market. Position accountability levels could adversely affect a Fund’s ability to establish and maintain positions in commodity futures contracts to which such levels apply, if the Fund were to trade in such contracts, and a Fund’s ability to achieve its investment objective.

The Fund may also be affected by other regimes, including those of the European Union and United Kingdom, and trading venues that impose position limits on commodity derivative contracts. Futures contracts traded on markets outside the U.S. are not generally subject to the same level of regulation by the CFTC or other U.S. regulatory entities as contracts traded in the U.S., including without limitation as to the execution, delivery, and clearing of transactions. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the foreign country in question. Margin and other payments made by a Fund may not be afforded the same protections as are afforded those payments in the U.S., including in connection with the insolvency of an executing or clearing broker or a clearinghouse or exchange. Certain foreign futures contracts may be less liquid and more volatile than U.S. contracts.

Options Risk. The Funds’ successful use of options depends on the ability of the Adviser to forecast market movements correctly. For example, if a Fund were to write a call option on a security based on the Adviser’s expectation that the price of the security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price. When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change over a relatively short time period. The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by a Fund may create investment leverage.

Swaps Risk. A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component and/or other instrument. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Swaps generally can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Frequent transactions in swaps may result in higher Fund expenses and may result in increased taxable distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Equity Investing Risk. The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Funds Risk. A Fund is subject to substantially the same risks as those associated with the direct ownership of the securities or other assets represented by an underlying ETF in which it invests. Also, a Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The NAV of Fund Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Fund Shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of Fund Shares on the Exchange. It cannot be predicted whether Fund Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Fund Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities trading individually or in the aggregate at any point in time. The market prices of Fund Shares may deviate significantly from the NAV of Fund Shares during periods of market volatility. However, given that Fund Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of Fund Shares should not be sustained over long periods. While the creation/redemption feature is designed to make it likely that Fund Shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions or market volatility may result in trading prices that differ significantly from such Fund’s NAV. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses.

Indexing Strategy/Index Tracking Risk. Each Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. Each Fund will seek to replicate Index returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Each Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, a Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of an Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of a Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), a Fund’s return may not match the return of the Index for a number of reasons. Each Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact a Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Pursuant to the applicable Index methodology, a security may be removed from an Index in the event that it does not comply with the eligibility requirements of the Index. As a result, a Fund may be forced to sell securities at inopportune times and/or unfavorable prices due to these changes in its Index components. When there are changes made to the component securities of an Index and the applicable Fund in turn makes similar changes to its portfolio to attempt to increase the correlation between such Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. Unscheduled changes to an Index may expose a Fund to additional tracking error risk. Each Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in its Index. A Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences.

Large-Capitalization Securities Risk. Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions may create investment leverage. If a Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than a Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset coverage requirements.

Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of investments readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid investments accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the liquidity of a Fund’s holdings deteriorates, it may lead to differences between the market price of Fund Shares and the NAV of Fund Shares, and could result in the Fund Shares being less liquid. Disposal of illiquid investments may entail registration expenses and other transaction costs that are higher than those for liquid investments. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Risk. Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, public health issues, or other events could have a significant impact on a Fund and its investments. Due to the interconnectedness of economies and financial markets throughout the world, if a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity of certain instruments, disruption in the trading of certain instruments, and systemic economic weakness. The foregoing could impact a Fund and its investments and result in disruptions to the services provided to a Fund by its service providers.

New Fund Risk. Each Fund is new and there is no assurance that the Fund will grow quickly. When a Fund’s size is small, a Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, a Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of a Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Non-Diversification Risk. As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Non-Principal Risks

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Conflicts of Interest Risk. An investment in a Fund will be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to a Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which a Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser or its affiliates make available to other clients. Because of its financial interest, the Adviser will have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest, provided that the Adviser will comply with applicable regulatory requirements.

The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Funds. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material nonpublic confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.

The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect a Fund. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.

Costs of Buying and Selling Shares. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund Shares (the “bid” price) and the price at which an investor is willing to sell Fund Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund Shares based on trading volume and market liquidity, and is generally lower if Fund Shares have more trading volume and market liquidity and higher if Fund Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund Shares, including bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. Furthermore, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, a custodian, the transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established a business continuity plan and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plan and systems, including the possibility that certain risks have not been identified, given the evolving nature of this threat. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. The Adviser does not control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Adviser or the Funds. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which each Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Index Licensing Risk. It is possible that the license under which the Adviser or a Fund is permitted to replicate or otherwise use an Index will be terminated or may be disputed, impaired or cease to remain in effect. In such a case, the Adviser may be required to replace the relevant Index with another index which it considers to be appropriate in light of the investment strategy of a Fund. The use of any such substitute index may have an adverse impact on a Fund’s performance. In the event that the Adviser is unable to identify a suitable replacement for the relevant Index, it may determine to terminate a Fund.

Money Market Fund Investment Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. None of State Street Corporation, State Street, State Street Investment Management, SSGA FM or their affiliates (collectively, the “State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from the State Street Entities. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds. A money market fund may be permitted or required to impose redemption fees during times of market stress.

Regulatory Risk. Governmental and regulatory actions may have unexpected or adverse consequences on particular markets, strategies, or investments, which may adversely impact a Fund and impair how it is managed. Policy and legislative changes in the United States and in other countries may affect aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Securities Lending Risk. Each Fund may lend portfolio securities with a value of up to 40% of its net assets. For these purposes, net assets shall exclude the value of all assets received as collateral for the loan. Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. The Adviser will take into account the tax impact to shareholders of substitute payments for dividends when overseeing a Fund’s securities lending activity.

Trading Issues. Although Fund Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Similar to the shares of operating companies listed on a stock exchange, Fund Shares may be sold short and are therefore subject to the risk of increased volatility in the trading price of a Fund’s shares. While each Fund expects that the ability of Authorized Participants to create and redeem Fund Shares at NAV should be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with such short sales. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund Shares will trade with any volume, or at all, on any stock exchange.

MANAGEMENT

SSGA FM serves as the investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser, and, subject to the oversight of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund’s assets. In addition, the Adviser provides administrative, compliance and general management services to each Fund. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. As of [ ], 2026, the Adviser managed approximately $[ ] trillion in assets and State Street Investment Management managed approximately $[ ] trillion in assets. The Adviser’s principal business address is One Congress Street, Boston, Massachusetts 02114.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser annual fees based on a percentage of the Fund’s average daily net assets as set forth below:

State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF	[X.XX]%
State Street S&P 500 Consumer Staples Market Sector SPDR ETF	[X.XX]%
State Street S&P 500 Energy Market Sector SPDR ETF	[X.XX]%
State Street S&P 500 Technology Market Sector SPDR ETF	[X.XX]%

From time to time, the Adviser may waive all or a portion of its management fee, although it does not currently intend to do so. [The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The management fee is reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies.]

A summary of the factors considered by the Board in connection with the initial approval of the Investment Advisory Agreement for the Funds will be available in the Funds’ Form N-CSR filing with the SEC for the period ended [ ], 2026.

Portfolio Managers.

The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities, including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables each team to draw upon the resources of other groups within State Street Investment Management. Each portfolio management team is overseen by State Street Investment Management’s internal governance.

Juan Acevedo is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He is responsible for managing equity index, smart beta and tax-efficient quantitative strategies for institutional clients and high net worth individuals. Prior to his current role, Mr. Acevedo was a portfolio manager in State Street Investment Management’s Implementation Group, where he was responsible for the daily management of active and passive strategies, with an additional focus on mass construction of separately managed accounts. Mr. Acevedo received a Bachelor of Arts in International Business from Providence College. Additionally, he received a Master of Science in Investment Management and a Master of Business Administration with a Finance concentration from the Questrom School of Business at Boston University.

Emiliano Rabinovich, CFA, is a Managing Director of the Adviser and Co-Head of the Systematic Equity Team in the Americas. Within the Systematic Equity Team, he is the strategy leader for their Tax Aware, Smart Beta and ESG products. Mr. Rabinovich manages a varied mix of portfolios that include both traditional indexing as well as a variety of alternative beta mandates. He also manages local and global strategies and fund structures, which include separately managed accounts, commingled funds, mutual funds and ETFs. Mr. Rabinovich joined State Street Investment Management in Montreal in 2006, where he served as the Head of the Indexing team in Canada. He has been working in the investment management field since 2003. Mr. Rabinovich holds a Bachelor of Arts in Economics from the University of Buenos Aires and a Master of Arts in Economics from the University of CEMA. He has also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Keith Richardson is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. He currently manages a variety of passive U.S. and international equity funds including an assortment of ETFs, sub-advised mutual funds, and separately managed portfolios. Prior to his current role, Mr. Richardson spent nine years as a portfolio manager in State Street Investment Management’s Direct Implementation Group where he managed both U.S. active quantitative strategies and passive global REITs. During that time, he also oversaw the mass construction of separately managed accounts (SMAs). He began his time with State Street Investment Management in investment operations with a primary focus on tax-efficient market capture. Mr. Richardson has been with State Street Investment Management since 1999 and has been working in the investment management field since 1997. Mr. Richardson holds a Bachelor of Science in Finance from Bentley University and a Master of Business Administration with a Finance concentration from the Sawyer School of Management at Suffolk University.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Systematic Equity Team. She is responsible for the management of several domestic, international developed and emerging market strategies, including separate accounts, commingled funds, mutual funds and ETFs. Additionally, Ms. Winner manages hedged and futures overlay strategies. Prior to joining State Street Investment Management, Ms. Winner worked as an acquisitions associate at Boston Capital Partners, a real estate investment firm, analyzing investment opportunities. She holds a Master of Business Administration and a Master of Science in Finance from the Carroll School of Management at Boston College and a Bachelor of Science in Finance from the University of Massachusetts. She also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

Xianhang (River) Wu, is a Vice President of the Adviser and a Portfolio Manager in the Systematic Equity Team. He is responsible for [ ].

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the SAI.

Administrator, Sub-Administrator, Custodian and Transfer Agent. The Adviser serves as Administrator for each Fund. State Street, part of State Street Corporation, serves as the Sub-Administrator for each Fund and the Custodian for each Fund’s assets, and serves as Transfer Agent to each Fund.

Lending Agent. State Street serves as the securities lending agent for each Fund. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

Distributor. State Street Global Advisors Funds Distributors, LLC serves as the Fund’s distributor (“SSGA FD” or the “Distributor”) pursuant to the Distribution Agreement between SSGA FD and the Trust. The Distributor will not distribute Fund Shares in less than Creation Units, and it does not maintain a secondary market in Fund Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund Shares.

Additional Information. The Board oversees generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds.

Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase Fund Shares. Neither this Prospectus nor the related SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Each Fund may seek to meet its investment objective in part by investing in an exchange-traded fund which tracks an index that includes equity securities of companies in a corresponding sector (each, an “Underlying Index”), as has been identified by GICS (each fund, an “Underlying Fund”, and collectively, the “Underlying Funds”). Each Underlying Fund is also a series of the Trust. Each Fund and its corresponding Underlying Fund is listed in the table below:

FUND	UNDERLYING FUND
State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF	State Street Consumer Discretionary Select Sector SPDR ETF
State Street S&P 500 Consumer Staples Market Sector SPDR ETF	State Street Consumer Staples Select Sector SPDR ETF
State Street S&P 500 Energy Market Sector SPDR ETF	State Street Energy Select Sector SPDR ETF
State Street S&P 500 Technology Market Sector SPDR ETF	State Street Technology Select Sector SPDR ETF

Index License

S&P Opco, LLC, a subsidiary of S&P DJI and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Index and each applicable Underlying Index. The Trust has entered into a sublicense agreement with S&P whereby each Fund and Underlying Fund pays an annual sub-license fee to S&P based on a percentage of the Fund’s and Underlying Fund’s, respectively, total expense ratio for the most recent fiscal year and applied to the Fund’s and Underlying Fund’s, respectively, average daily net assets.

Additional Information Concerning Index Construction and Maintenance

An index compilation agent assigns each constituent stock of the S&P 500 Index to an Index and Underlying Index in alignment with the stock’s GICS (Global Industry Classification Standard) classification. Changes to the S&P 500 Index are made as needed in response to corporate actions and market developments, with no annual or semi-annual reconstitution. S&P DJI has sole control over the removal of stocks from the S&P 500 Index and the selection of replacement stocks to be added to the S&P 500 Index.

Additional Information Concerning the Role of S&P

The weighting of the stocks included in each Underlying Index are limited and will likely differ from the weighting of stocks included in each Index and any similar S&P 500 sector index that is published and disseminated by S&P DJI because each Index and other S&P 500 sector index uses a float adjusted market capitalization which does not limit the weight of any stocks in the index. S&P DJI acts as “index calculation agent” in connection with the calculation and dissemination of each Index and Underlying Index. S&P DJI and its affiliates do not sponsor, endorse, sell or market Fund Shares or shares of the Underlying Funds.

Neither S&P DJI nor its affiliates make any representation or warranty, express or implied, to SSGA FM, the owners of Fund Shares or shares of the Underlying Funds, or any member of the public regarding the ability of an Underlying Fund to track the performance of the various sectors represented in the stock market. Additionally, S&P DJI and its affiliates do not make any representation or warranty, express or implied, to SSGA FM, the owners of Fund Shares or shares of the Underlying Funds or any member of the public regarding the advisability of investing in securities generally or in Fund Shares or shares of the Underlying Funds particularly.

With respect to the Indexes and Underlying Indexes, S&P DJI’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P, the S&P 500 Index, the Indexes and the Underlying Indexes which are determined, composed and calculated by S&P DJI. S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of S&P DJI; Select Sector® is a trademark of S&P DJI; Dow Jones® is a trademark of Dow Jones Trademark Holdings LLC; and these trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Trust. S&P DJI and its affiliates have no obligation to take the needs of SSGA FM, the Trust or the owners of Fund Shares or shares of the Underlying Funds into consideration in determining, composing or calculating the S&P 500, the Indexes or the Underlying Indexes.

Although S&P DJI seeks to obtain and use information from sources which it considers reliable, S&P DJI and its affiliates do not guarantee the accuracy and/or completeness of the S&P 500 Index, any Index or Underlying Index or any data related thereto. S&P DJI and its affiliates make no warranty, express or implied, as to results to be obtained by SSGA FM, the Trust, owners of a Fund or an Underlying Fund, or any other person or entity from the use of the S&P 500 Index, the Indexes or Underlying Indexes or any data related thereto in connection with the rights licensed under the license agreement or for any other use. S&P DJI and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index, the Indexes or Underlying Indexes or any data related thereto. Without limiting any of the foregoing, in no event shall S&P DJI and its affiliates have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Indexes and Underlying Indexes identified herein are determined, composed and calculated without regard to any Fund Shares or shares of the Underlying Funds or the issuer thereof. S&P DJI is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of any Fund Shares or shares of the Underlying Funds to be issued, or in the determination or calculation of the equation by which Fund Shares or shares of the Underlying Funds are redeemable.

ADDITIONAL PURCHASE AND SALE INFORMATION

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund’s NAV, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of Fund Shares. The trading prices of Fund Shares may deviate significantly from the relevant Fund’s NAV during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to NAV should not be sustained over long periods.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to each Fund. The IOPV calculations are estimates of the value of each Fund’s NAV per Fund Share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Fund Share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the Fund’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. Therefore, the IOPV may not reflect the best possible valuation of the Fund’s current portfolio. Neither the Funds nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of shares known as Creation Units, available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders.

In addition, certain affiliates of each Fund and the Adviser may purchase and resell or distribute Fund Shares pursuant to the registration statement of which this Prospectus is a part.

DISTRIBUTIONS

Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the applicable Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

Each Fund typically earns income dividends from stocks, interest from debt securities and securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as “income dividend distributions.” Each Fund will generally realize short-term capital gains or losses whenever it sells or exchanges assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. Each Fund will generally realize long-term capital gains or losses whenever it sells or exchanges assets held for more than one year. Net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are distributed to shareholders as “capital gain distributions.”

Income dividend distributions, if any, are generally distributed to shareholders [quarterly], but may vary significantly from period to period.

Net capital gains for each Fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other time to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI. In addition, the identities and quantities of the securities held by each Fund are disclosed on the Funds’ website.

ADDITIONAL TAX INFORMATION

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Each Fund has elected or will elect to be a regulated investment company (“RIC”) and intends to qualify each year to be treated as such. A RIC is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify for treatment as a RIC may result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The income dividends and short-term capital gains distributions you receive from a Fund will be taxed as either ordinary income or qualified dividend income. Subject to certain limitations, dividends that are reported by a Fund as qualified dividend income are taxable to noncorporate shareholders at reduced rates. Any distributions of a Fund’s net capital gains are taxable as long-term capital gain regardless of how long you have owned Fund Shares. Long-term capital gains are generally taxed to noncorporate shareholders at reduced rates. Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in your Fund Shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by such Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by a Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund Shares. Holding periods may be suspended for these purposes for stock that is hedged. Additionally, income derived in connection with a Fund’s securities lending activities will not be treated as qualified dividend income.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of Fund Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Certain tax-exempt educational institutions will be subject to an excise tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund Shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while Fund Shares are held by the borrower) as qualified dividend income. You should consult your financial intermediary or tax advisor to discuss your particular circumstances.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to you in the calendar year in which they were declared. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

A distribution will reduce a Fund’s NAV per Fund Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

Derivatives and Other Complex Securities. A Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. You should consult your personal tax advisor regarding the application of these rules.

Index Concentration. In order to qualify for the favorable tax treatment generally available to RICs, a Fund must satisfy certain diversification requirements. In particular, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of certain indexes tracked by the Funds in a relatively small number of securities, it may not be possible for such Funds to fully implement a replication strategy while satisfying these diversification requirements. A Fund’s efforts to satisfy the diversification requirements may affect a Fund’s execution of its investment strategy and may cause a Fund’s return o deviate from that of the Index, and a Fund’s efforts to track the Index may cause it inadvertently to fail to satisfy the diversification requirements. If a Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Non-U.S. Investors. Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a

30% U.S. withholding tax (other than distributions reported by the Fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, a Fund may report interest-related dividends to the extent of its net income derived from U.S. source interest, and a Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of Fund Shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. shareholders that own, directly or indirectly, more than 5% of a Fund’s shares are urged to consult their own tax advisors concerning special tax rules that may apply to their investment.

Unless certain non-U.S. entities that hold Fund Shares comply with Internal Revenue Service (the “IRS”) requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if Fund Shares have been held for more than one year and as short-term capital gain or loss if Fund Shares have been held for one year or less, except that any capital loss on the sale of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the applicable Fund Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the applicable Fund Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

The Trust on behalf of each Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the applicable Fund and if, pursuant to Section 351 of the Internal Revenue Code, the applicable Fund would have a basis in the securities different from the market value of the securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the applicable Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

If a Fund redeems Creation Units in cash, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

Certain Tax-Exempt Investors. A Fund, if investing in certain limited real estate investments and other publicly traded partnerships, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in a Fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors.

Backup Withholding. A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. A Fund may be subject to tax in certain states where the Fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on June 10, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Fund Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust’s form of organization.

Management and Organization

Each Fund is a separate, non-diversified series of the Trust, which is an open-end registered management investment company.

From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. [ ] serves as the independent registered public accounting firm and will audit the Funds’ financial statements annually.

FINANCIAL HIGHLIGHTS

The Funds had not commenced operations prior to the date of this Prospectus and, therefore, do not have financial information.

WHERE TO LEARN MORE ABOUT THE FUNDS

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to Fund Shares. The SAI, the Annual and Semi-Annual Reports to shareholders and Form N-CSR, each of which has been or will be filed with the SEC, provide more information about the Funds. The Prospectus and SAI may be supplemented from time to time. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. The SAI is  incorporated herein by reference (i.e., it is legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Advisors Funds Distributors, LLC, One Congress Street, Boston, Massachusetts 02114, by visiting the Funds’ website at www.statestreet.com/SectorETFs or by calling the following number:

Investor Information: 1-866-787-2257

The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed on the EDGAR Database on the SEC’s website (http://www.sec.gov). You may also obtain copies of this and other information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Shareholder inquiries may be directed to the Funds in writing to State Street Global Advisors Funds Distributors, LLC, One Congress Street, Boston, Massachusetts 02114, or by calling the Investor Information number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of Fund Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Funds. Neither the delivery of this Prospectus nor any sale of Fund Shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this Prospectus.

Dealers effecting transactions in Fund Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

[ ]PRO

The Trust’s Investment Company Act Number is 811-08837

SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SELECT SECTOR SPDR® TRUST (THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

[-], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to each of the Trust’s series listed below (each, a “Fund” and collectively, the “Funds”), this SAI should be read in conjunction with the prospectus dated [-], 2026 (the “Prospectus”), as may be revised from time to time.

FUND	TICKER
STATE STREET® S&P 500® CONSUMER DISCRETIONARY MARKET SECTOR SPDR ETF	[ ]
STATE STREET® S&P 500® CONSUMER STAPLES MARKET SECTOR SPDR ETF	[ ]
STATE STREET® S&P 500® ENERGY MARKET SECTOR SPDR ETF	[ ]
STATE STREET® S&P 500® TECHNOLOGY MARKET SECTOR SPDR ETF	[ ]

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Copies of the Prospectus, the Funds’ Form N-CSR filing and the Annual Report to Shareholders (when available) may be obtained without charge by writing to the Trust’s Distributor, State Street Global Advisors Funds Distributors, LLC, at One Congress Street, Boston, Massachusetts 02114, by visiting the Funds’ website at www.sectorspdr.com or by calling 1-866-787-2257. The Funds had not commenced operations as of the date of this SAI and therefore did not have any financial information to report for the Funds’ [ ] fiscal year end.

“S&P®”, “S&P 500®”, “Standard & Poor’s Depositary Receipts®” and “SPDR®” are trademarks of Standard & Poor’s Financial Services LLC, and “Select Sector®” is a trademark of S&P Dow Jones Indices LLC (“S&P DJI”). Each of these trademarks have been licensed for use in connection with the listing and trading of the Funds and the applicable underlying State Street Select Sector SPDR ETF in which a Fund invests (each, an “Underlying Fund”) on NYSE Arca, Inc. (the “Exchange”), a national securities exchange.

[   ]SAI

1

The information contained herein regarding securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

2

DISCLAIMERS

Each Index is based on equity securities of public companies that are components of the S&P 500, selected and included on the basis of its GICS (Global Industry Classification Standard) classification, with certain exceptions described below, by the Index Compilation Agent. S&P DJI also acts as “Index Calculation Agent” in connection with the calculation and dissemination of each Index.

The Funds are not sponsored, endorsed, sold or marketed by S&P DJI or any of its affiliates. S&P DJI and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of a Fund to track the performance of the various sectors represented in the stock market. The stocks included in each Index were selected by the Index Compilation Agent from a universe of companies represented by the S&P 500.

With respect to the Indices, S&P DJI’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P, the S&P 500 Index and Indices which are determined, composed and calculated by S&P DJI. S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of S&P DJI; Select Sector® is a trademark of S&P DJI; and Dow Jones® is a trademark of Dow Jones Trademark Holdings LLC. Each of these trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Trust. S&P DJI and its affiliates have no obligation to take the needs of SSGA FM, the Trust or the owners of Fund Shares into consideration in determining, composing or calculating the S&P 500 or the Indices. S&P DJI and its affiliates are not responsible for and have not participated in any determination or calculation made with respect to issuance or redemption of the Funds. S&P DJI and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.

Although S&P DJI seeks to obtain and use information from sources which it considers reliable, S&P DJI and its affiliates do not guarantee the accuracy and/or completeness of the S&P 500, the Indices or any data related thereto. S&P DJI and its affiliates make no warranty, express or implied, as to results to be obtained by the Trust, owners of the Funds, or any other person or entity from the use of the S&P 500, the Indices or any data related thereto in connection with the rights licensed under the license agreement or for any other use. S&P DJI and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose, with respect to the S&P 500, the Indices or any data related thereto. Without limiting any of the foregoing, in no event shall S&P DJI and its affiliates have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or marketed by S&P DJI or its respective affiliates.

3

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).The Trust was organized as a Massachusetts business trust on June 10, 1998 and consists of multiple investment series, including the Funds. The establishment date for each Fund is May 7, 2026.

The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of a specified sector of a U.S. large capitalization equity index. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) manages each Fund. State Street Investment Management, consisting of the Adviser and other investment advisory affiliates of State Street Corporation, is the investment management arm of State Street Corporation.

Each Fund offers and issues Shares at their net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund offers and issues Creation Units generally in exchange for a basket of equity securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Shares are listed on the Exchange and trade at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations (except upon termination of a Fund), and generally in exchange for portfolio securities and a specified cash payment (“Cash Redemption Amount”).

The Trust reserves the right to offer a “cash” option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

INVESTMENT POLICIES

Each Fund may directly, or indirectly through investment in an exchange-traded fund (“ETF”), invest in any of the instruments or engage in any of the investment practices described below if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. Please see a Fund’s Prospectus for additional information regarding its principal investment strategies.

DIVERSIFICATION STATUS

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of each Fund and, therefore, the securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of a Fund and may make it less likely that the Fund will meet its investment objective.

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed forty percent (40%) of the value of its net assets. The borrowers provide collateral that is marked to market daily in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting a Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

4

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments and highly liquid instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”), an affiliate of the Trust, has been approved by the Board to serve as a securities lending agent for each Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the SEC under Sections 17(a) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust and to invest the cash collateral received from loan transactions to be invested in an affiliated cash collateral fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

COMMON STOCK

Risks inherent in investing in equity securities include the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stock is susceptible to general stock market fluctuation and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day—as defined below). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

5

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments (including money market funds advised by the Adviser), repurchase agreements, cash and cash equivalents, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P Global (“S&P”), or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy any rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies, including money market funds (including those advised by the Adviser or otherwise affiliated with the Adviser), subject to applicable limitations under Section 12(d)(1) of the 1940 Act, SEC rules, and the Fund’s investment restrictions.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

EXCHANGE-TRADED FUNDS

Each Fund may invest in other ETFs, including ETFs managed by the Adviser. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. An “index-based ETF” seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An “actively-managed ETF” invests in securities based on an adviser’s investment strategy. An “enhanced ETF” seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF and, in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF’s expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF’s value being more volatile than the underlying securities or other investments.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may invest in derivatives, including exchange-traded futures on indices, exchange-traded futures on Treasuries or Eurodollars, U.S. exchange-traded or OTC put and call options contracts and exchange-traded or OTC swap transactions (including NDFs, interest rate swaps, total return swaps, excess return swaps, and credit default swaps).

Futures and Options on Futures: Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. A futures contract on an index is an agreement pursuant to which two

6

parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Each Fund may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy price changes, additional payments will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Although some futures contracts call for making or taking delivery of the underlying commodity, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying commodity, security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Options: Each Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Swap Transactions: Each Fund may enter into swap transactions, including interest rate swap, credit default swap, NDF, and total return swap transactions. Swap transactions are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap transactions will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The use of swap transactions by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

7

Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers and/or available index data, which information is carefully monitored by the Adviser and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (“Margin Rules”), each Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. The Margin Rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions. In the event a Fund is required to post collateral in the form of initial margin or variation margin in respect of its uncleared swap transactions, all such collateral will be posted with a third party custodian pursuant to a triparty custody agreement between the Fund, its dealer counterparty and an unaffiliated custodian.

The requirement to execute certain OTC derivatives contracts on exchanges or electronic trading platforms called swap execution facilities (“SEFs”) may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Funds that execute derivatives contracts through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, a Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. A Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

Total Return Swaps: Each Fund may enter into total return swap transactions for investment purposes. Total return swaps are transactions in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps: Each Fund may enter into credit default swap transactions for investment purposes. A credit default swap transaction may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the protection buyer or protection seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a protection seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the protection seller must pay the protection buyer the full face amount of the reference obligations that may have little or no value. If a Fund were a protection buyer and no credit event occurred during the term of the swap, the Fund would recover nothing if the swap were held through its termination date. However, if a credit event occurred, the protection buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of the reference obligation that may have little or no value. Where a Fund is the protection buyer, credit default swaps involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Currency Swaps: Each Fund may enter into currency swap transactions for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. Each Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and end of the transaction, both sides will have to pay in full on a periodic basis based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

8

Interest Rate Swaps: Each Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, a Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of a Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps: An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. Each Fund may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Each Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Government Regulation: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) that was signed into law on July 21, 2010 created a new statutory framework that comprehensively regulated the over-the-counter (“OTC”) derivatives markets for the first time. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on SEFs.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act which replaced prior SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. The Derivatives Rule permits a Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The Derivatives Rule requires the Funds to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. To the extent a Fund uses derivatives, complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. Other new regulations could adversely affect the value, availability and performance of certain derivative instruments, may make them more costly, and may limit or restrict their use by the Funds.

Regulation Under the Commodity Exchange Act: Each Fund intends to use commodity interests, such as futures, swaps and options on futures in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). A Fund may use exchange-traded futures and options on futures, together with positions in cash and money market instruments, to simulate full investment in its respective Index. Exchange-traded futures and options on futures contracts may not be currently available for the Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components. An exclusion from the definition of the term “commodity pool operator” has been claimed with respect to each series of the Trust in accordance with Rule 4.5 such that registration or regulation as a commodity pool operator under the CEA is not necessary.

Restrictions on Trading in Commodity Interests: Each Fund reserves the right to engage in transactions involving futures, options thereon and swaps to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Funds’ policies. A Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

9

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk: Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices are required to be cleared. In addition, the CFTC may promulgate additional regulations that require clearing of other classes of swaps. In a cleared derivatives transaction (which includes futures, options on futures, and cleared swaps transactions), a Fund’s counterparty is a clearing house (such as CME, ICE Clear Credit or LCH.Clearnet), rather than a bank or broker. Since the Funds are not members of a clearing house and only members of a clearing house can participate directly in the clearing house, each Fund holds cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in cleared derivatives transactions. Each Fund makes and receives payments owed under cleared derivatives transactions (including margin payments) through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral OTC transactions, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions in accordance with their rules. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, each Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Advisor expects to be cleared), and no clearing member is willing or able to clear the transaction on a Fund’s behalf. While the documentation in place between a Fund and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If a Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Counterparty Risk: Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, all futures and options on futures and some swap transactions are required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared derivatives position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing broker may also invest those funds in certain instruments permitted under the applicable regulations. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in the relevant omnibus account at the clearing house for all customers of the clearing member.

For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount for each customer.

ILLIQUID INVESTMENTS

Each Fund may invest in illiquid investments. A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Funds’ policies and procedures.

10

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises. Securities of issuers traded on exchanges may be suspended on certain exchanges by the issuers themselves, by an exchange or by government authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and instruments that reference the securities, such as derivative instruments, may be halted.

While S&P DJI often chooses a replacement company for the Index with some characteristics in common with a company or companies that were removed, it is not uncommon for a replacement company to have little in common with the company it replaces. Consequently, the removal of one company and its replacement by another may affect more than one Index and more than one Fund, one of which included a company now removed from the Index and another which may have a company added to it.

Although most of the securities in the Indices are listed on a national securities exchange, the principal trading market for some of the securities in an Index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

COUNTERPARTY RISK

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted, what effect the insolvency proceeding would have on any recovery by a Fund, and what impact an insolvency of a clearing house would have on the financial system more generally.

FUTURES AND OPTIONS TRANSACTIONS

There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

11

Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. A Fund, however, may utilize futures and options contracts in a manner designed to limit its risk exposure to that which is comparable to what it would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Index if the index underlying the futures contracts differs from the Index or if the futures contracts do not track the Index as expected. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The “daily price fluctuation limit” or “daily limit” establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, generally no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The absence of a regulated execution facility or contract market and lack of liquidity for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Under recently adopted rules and regulations, transactions in some types of swaps are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty to the transaction is a central derivatives clearing organization, or clearing house, rather than a bank or broker. Because the Funds are not members of a clearing house, and only members of a clearing house can participate directly in the clearing house, each Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. Centrally cleared derivative arrangements may be less favorable to a Fund than bilateral (non-cleared) arrangements. For example, a Fund may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, in some cases following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time in accordance with their rules. A Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or which SSGA FM expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.

These clearing rules and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations, as applicable to swaps, are relatively new and evolving, so their potential impact on a Fund and the financial system are not yet known.

12

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid investments. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest.

If a Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

CYBER SECURITY RISK

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Funds may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. The Funds rely on third-party service providers for many of their day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Fund Shares, and sells such Fund Shares directly to customers, or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation

13

with respect to Fund Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s Prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

SSGA FM or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) Funds as they are launched, or may purchase shares from broker-dealers or other investors that have previously provided “seed” for Funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such Funds, the Fund Shares are being registered to permit the resale of these shares from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these Fund Shares.

The Selling Shareholder intends to sell all or a portion of the Fund Shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The Fund Shares may be sold on any national securities exchange on which the Fund Shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve cross or block transactions.

The Selling Shareholder may also loan or pledge Fund Shares to broker-dealers that in turn may sell such Fund Shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of Fund Shares, which Fund Shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of Fund Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Fund Shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

EUROPE – RECENT EVENTS

A number of countries in Europe, including Greece, Spain, Italy, and Portugal, have substantial government debt levels. The concern over these debt levels has led to volatility in the European financial markets, which has adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. For some countries, the ability to repay sovereign debt is in question, and default is possible, which could affect their ability to borrow in the future. Several countries have agreed to multi-year bailout loans from the European Central Bank, the IMF, and other institutions. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and can affect exposures to other European Union (“EU”) countries and their financial companies as well. These financial difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

Uncertainties regarding the viability of the EU have impacted and may continue to impact markets in the United States and around the world. On January 31, 2020, the United Kingdom (“UK”) formally withdrew from the EU (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but that agreement does not include an agreement on financial services, and it is unlikely that such agreement will be concluded. Moreover, the UK government has started a program of financial services law reform with the ultimate aim of repealing many EU financial services laws that were assimilated into UK law from January 1, 2021, and replacing them with legislation or rules made by the UK government or financial services regulators. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. Brexit has already had a significant impact on the UK, Europe, and global economies, and could continue to result in volatility and illiquidity, legal, political, economic and regulatory uncertainties and lower economic growth for these economies that could in turn have an adverse effect on the value of a Fund’s investments. Any further exits from the EU, or the possibility of such exits, or the abandonment of the euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

14

MARKET TURBULENCE RESULTING FROM INFECTIOUS ILLNESS

A widespread outbreak of an infectious illness, such as COVID-19, may lead to governments and businesses world-wide taking aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. As occurred in the wake of COVID-19, the spread of such an illness may result in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which may contribute to increased volatility in global markets. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies, sectors and industries, and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by infectious illness also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of such an illness and its effects are unpredictable, but the effects could be present for an extended period of time.

RUSSIA SANCTIONS RISK

Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.

A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	Make loans to another person except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

2.	Issue senior securities or borrow money, except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

3.

Invest directly in real estate unless the real estate is acquired as a result of ownership of securities or other instruments. This restriction shall not preclude the Fund from investing in companies that deal in real estate or in instruments that are backed or secured by real estate;

4.

Act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the Fund’s purchase and sale of portfolio securities;

5.	Invest in commodities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund; or

15

6.	Concentrate its investments in securities of issuers in the same industry or group of industries, except as may be necessary to approximate the composition of the Fund’s underlying Index.(1)

(1)	The SEC Staff considers concentration to involve the investment of more than 25% of a fund’s assets in an industry or group of industries.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund:

1.

Will not invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by each Fund in accordance with its views.

2.

With respect to the State Street S&P 500 Consumer Discretionary Market Sector SPDR ETF, invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying ETFs, and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this 80% investment policy.

3.

With respect to the State Street S&P 500 Consumer Staples Market Sector SPDR ETF, invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying ETFs, and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this 80% investment policy.

4.

With respect to the State Street S&P 500 Energy Market Sector SPDR ETF, invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying ETFs, and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this 80% investment policy.

5.

With respect to the State Street S&P 500 Technology Market Sector SPDR ETF, invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the index the Fund seeks to track, either directly or indirectly through underlying ETFs, and derivatives that provide exposure to such securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this 80% investment policy.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be observed continuously.

The 1940 Act currently permits each Fund to loan up to 33 1/3% of its total assets. With respect to borrowing, the 1940 Act presently allows each Fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of each Fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, with appropriate asset coverage. With respect to investments in commodities, the 1940 Act presently permits each Fund to invest in commodities in accordance with investment policies contained in its prospectus and SAI. Any such investment shall also comply with the CEA and the rules and regulations thereunder. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. A Fund will not purchase or sell real estate, except that the Fund may invest in companies that deal in real estate (including REITs) or in instruments that are backed or secured by real estate.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION.” The discussion below supplements, and should be read in conjunction with, the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange. Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

16

The Exchange may consider the suspension of trading in, and may initiate delisting proceedings of, the Shares of a Fund under any of the following circumstances: (i) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Fund no longer complies with the applicable listing requirements set forth in the Exchange’s rules; (iii) if, following the initial twelve-month period after commencement of trading on the Exchange of the Fund, there are fewer than 50 beneficial holders of the Fund; or (iv) if such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT.”

The Board has responsibility for the oversight of the management, operations and business affairs of the Trust, including general oversight of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The Trustees and executive officers of the Trust, along with their year of birth, principal occupations over the past five years, length of time served, total number of portfolios overseen in the fund complex, public and fund directorships held over the past five years and other positions and their affiliations, if any, with the Adviser, are listed below:

17

TRUSTEES

Name, Address and Year of Birth	Position(s) With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years

INDEPENDENT TRUSTEES

ASHLEY T. RABUN c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1952	Trustee, Chair of the Board; Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Appointed: October 2015 Elected: October 2021	Retired; President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	[26]	Chairperson of the Board and Member of the Audit, Nominating and Valuation Committees, Investment Managers Series Trust (2007 - present).

ALLISON GRANT WILLIAMS c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1956	Trustee; Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 2021

Retired; Practice Executive, Global

Strategic Relationship Management/Asset

Management - Corporate & Institutional Services (C&IS) Division, Northern Trust Corporation (2017 -

2021); and Chief Operating Officer & Chief Administrative Officer, Institutional Investor Group, N.A., C&IS Division, Northern Trust Corporation (2016 - 2017).

				[26]	Leadership Advisory Board Member (2021 - present), Leadership Advisory Committee (2019 - present) and Membership Committee Chair (2021 - 2025), Art Institute of Chicago; Academic Affairs Chair and Executive Committee Member (2018 - present) and Board of Trustees and Investment Committee Member (2012 - present), Columbia College Chicago.

SHEILA HARTNETT-DEVLIN c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1958	Trustee; Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 2021	Retired; Senior Vice President and Head of the U.S. Institutional Business, American Century Investments, Inc. (2008 - 2017).	[26]	Director, Mannington Mills (flooring products) (2005 - present).

JAMES JESSEE c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1958	Trustee; Member of the Audit Committee, Chair of the Nominating and Governance Committee	Term: Indefinite Elected: October 2021	Retired; Strategic Advisor, MFS Investment Management (2018); and Co-Head, Global Distribution and President MFS Fund Distributors, Inc. (2011 - 2017).	[26]	Corporate Director, Octavus Group, LLC (2023 - present); Director, Waddell & Reed Financial, Inc. (investment management) (2019 - 2021); Independent Trustee, Yieldstreet Prism Fund (2019 - 2022).

TERESA POLLEY c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1960	Trustee; Chair of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 2021	Retired. Terri Polley Consulting (2019 - 2021); President and Chief Executive Officer of the Financial Accounting Foundation (FAF) (2008 - 2019).	[26]	Member, Board of Directors (2023 - present) and Chair, Audit and Risk Committee (2024 - present), Fairfield County Bank Corporation; Trustee (2018 - present), and Chair, Audit Committee (2021 - present), St. Francis University; Member, Board of Directors (2020 - 2025), Girl Scouts of Connecticut.

18

Name, Address and Year of Birth	Position(s) With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years

JAMES E. ROSS* c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1965	Trustee	Term: Indefinite Appointed: November 2005 Elected: October 2021	President, Winnisquam Capital LLC (December 2022 – present); Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - September 2021); Non-Executive Chairman, Fusion Acquisition Corp II (February 2020 - present): Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Investment Management (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020).	[181]	Investment Managers Series Trust (December 2022 – present); SSGA SPDR ETFs Europe I plc (Director) (November 2016 – March 2020); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – March 2020); State Street Navigator Securities Lending Trust (July 2016 – March 2020); SSGA Funds (January 2014 – March 2020); SSGA Active Trust (2011 - March 2020); State Street Institutional Investment Trust (February 2007 – March 2020); State Street Master Funds (February 2007 – March 2020); SPDR Series Trust (November 2005 - December 2009; April 2010 - March 2020); SPDR Index Shares Funds (November 2005 - December 2009; April 2010 - March 2020); Elfun Funds (July 2016 – December 2018).

19

Name, Address and Year of Birth	Position(s) With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years

INTERESTED TRUSTEE

JEANNE LAPORTA** c/o The Select Sector SPDR Trust One Congress Street Boston, MA 02114 1965	Trustee	Term Unlimited Served: since November 2024

Chair and Director, SSGA Funds Management, Inc. (October 2024 – Present); Senior Managing Director State Street Investment Management (August 2024 – Present); Head of Global Funds Management (August 2024 – Present); Chief Administrative Officer at ClearAlpha Technologies LP (FinTech startup) (January 2021 – August 2024); Senior Managing Director at State Street Investment Management (July 2016 – 2021);

Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – 2021); Director of SSGA Funds Management, Inc. (March 2020 - 2021); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020).

236

Interested Trustee, SPDR Series Trust, SDPR Index Shares Funds and SSGA Active Trust (November 2024 – present).

Interested Trustee/ Director of Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Tax-Exempt Income Fund, Elfun Trusts, State Street Navigator Securities Lending Trust, SSGA Funds, State Street Variable Insurance Series Funds, Inc., State Street Master Funds, and State Street Institutional Investment Trust (January 2025 – present).

Interested Trustee, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun International Equity Fund, and Elfun Trusts (2016 – 2021).

†

For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

*	Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009 and from April 2010 to May 2024. He became an Independent Trustee on May 16, 2024.

**	Ms. LaPorta is an Interested Trustee because of her position with the Adviser.

20

OFFICERS

Name, Address and Year of Birth	Position(s) With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

ANN M. CARPENTER SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present*); Managing Director, State Street Investment Management (April 2005 – present*).

CHAD C. HALLETT SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1969	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Vice President, State Street Investment Management (November 2014 - present).

BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1961	Deputy Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Investment Management (July 2015 - present).

ANDREW J. DELORME SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1975	Chief Legal Officer	Term: Unlimited Served: since February 2024	Managing Director and Managing Counsel, State Street Investment Management (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Investment Management (August 2014 - February 2021).

DAVID URMAN SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Investment Management (April 2019 - present).

DAVID BARR SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Investment Management (October 2019 – present).

E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Investment Management (July 2014 - present).

DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Investment Management (May 2016 - present).

ARTHUR A. JENSEN SSGA Funds Management, Inc. 400 Atlantic Street Stamford, CT 06901 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Investment Management (July 2016 - present).

DAVID LANCASTER SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Investment Management (July 2017 – present*).

21

Name, Address and Year of Birth	Position(s) With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

JOHN BETTENCOURT SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Investment Management (March 2020 – present).

BRIAN HARRIS SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Investment Management (June 2013 - present); Chief Compliance Officer, SSGA Funds Management, Inc. (June 2023 – Present*).

*	Served in various capacities and/or with various affiliated entities during the noted time period.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Funds in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of six Independent Trustees and one Interested Trustee. In accordance with the Board Governance Policies, the Board has appointed an Independent Trustee to serve as Chairman of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the experience of each Trustee and the number and nature of Funds within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and a commitment to the interests of shareholders and, with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee also has familiarity with the Funds, the Adviser, the Administrator, the Sub-Administrator and the Distributor, and their operations. The Independent Trustees also have experience with the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her service as a Trustee of the Trust and/or as a director of other investment companies. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion that, as of the date of this SAI, each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a representation that the Board or any Trustee has any special expertise and do not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Ashley T. Rabun. Ms. Rabun has served as a Trustee of the Trust since October 2015 and has served as Chair of the Board since June 2021. Ms. Rabun also serves on the Nominating and Governance Committee and the Audit Committee. Since 2007, she has also served as Chairperson of the Board and Member of the Audit Committee, Valuation Committee and Nominating Committee of Investment Managers Series Trust. From 1996 to 2015, Ms. Rabun served as President and Chief Executive Officer of InvestorReach, Inc., a financial services consulting firm. She served as Partner and President of Mutual Funds advised by Nicholas Applegate Capital Management from 1992 to 1996. From 1990 to 1992, Ms. Rabun served as Marketing Director at InterInvest, Inc. Prior thereto, she was employed as a registered representative for several brokerage firms.

Allison Grant Williams. Ms. Williams has served as a Trustee of the Trust since October 2021. Ms. Williams also serves on the Nominating and Governance Committee and the Audit Committee. Ms. Williams previously served as Senior Vice President in the Global Strategic Relationship Management Group at Northern Trust/Corporate & Institutional Services (C&IS) Division from 2017 to 2021. Prior to that, Ms. Williams served as Chief Operating Officer of Northern Trust’s Global Funds Services Group from 2014 to 2017, where she also served as Chief Administrative Officer of Northern Trust’s Institutional Investor Services Group from 2016 to 2017. In addition, Ms. Williams served as Chief Administrative Officer and Chief Marketing Strategy Officer in Northern Trust’s Exchange-Traded Funds Group/Asset Management Division from 2011 to 2014. From 1987 to 2001 Ms. Williams held leadership positions with global asset management firms of UBS and Brinson Partners.

22

Sheila Hartnett-Devlin. Ms. Hartnett-Devlin has served as a Trustee of the Trust since October 2021. Ms. Hartnett-Devlin also serves on the Nominating and Governance Committee and the Audit Committee. Ms. Hartnett-Devlin previously served as a Vice President and Client Portfolio Manager from 2008 to 2011 and a Senior Vice President and Head of U.S. Institutional Business from 2011 to 2017 for American Century Investments, a large investment product provider. From 2005 to 2008, she served as Managing Director and Global Portfolio Manager at Cohen, Klingenstein & Marks, Inc., a small investment management firm and from 2002 to 2008, as Director at Mercy Investment Services, a ministry of the Sisters of Mercy. Prior to 2002, Ms. Hartnett-Devlin served in several roles, including Chief Global Equity Strategist for Fiduciary Trust Company International. Ms. Hartnett-Devlin also serves on the board of directors of Mannington Mills since 2005 and is the Chair of the Personnel and Compensation Committee.

James Jessee. Mr. Jesse has served as a Trustee of the Trust since October 2021. He also serves as Chair to the Nominating and Governance Committee and as a member of the Audit Committee. Mr. Jessee currently serves as a Corporate Director to Octavus Group, LLC. From 1987 to 2018, Mr. Jessee served in numerous senior leadership roles in the intermediary distribution space at MFS Investment Management, including as President of MFS Funds Distributors, Inc. and Co-Head of Global Distribution. Prior to 1987, Mr. Jessee served as an insurance wholesaler. From 2019-2022, Mr. Jessee served as Independent Trustee to the Board of Trustees for Yieldstreet Prism Fund. From 2019-2021, Mr. Jessee served on the Board of Directors for Waddell and Reed. From 2014-2018, Mr. Jessee served as a Board Member to the Board of Governors of the Investment Company Institute.

Teresa Polley. Ms. Polley has served as a Trustee of the Trust since October 2021 and has been designated by the Board as an “audit committee financial expert,” as defined in SEC rules. Ms. Polley previously served as President and Chief Executive Officer of the Financial Accounting Foundation (“FAF”) from 2008 until her retirement in 2019. As President/CEO of FAF, Ms. Polley advised and collaborated with FAF’s governing body and committees on audit, finance, investments, compensation, governance, and nominations, including appointments to its standard-setting bodies, the Financial Accounting Standards Board (FASB) and the Governmental Accounting Standards Board (GASB). She is a certified public accountant licensed by the Commonwealth of Pennsylvania and is an experienced audit committee chair.

James E. Ross. Mr. Ross has served as a Trustee of the Trust since 2005 and served as President from November 2010 to May 2013. Mr. Ross served in various executive capacities at the Adviser and its affiliates from 2005 until his retirement in 2020. Mr. Ross also serves as a Trustee of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust, for which SSGA FM serves as investment adviser. Since June 2010, Mr. Ross has chaired the Investment Company Institute’s Exchange-Traded Funds Committee. Mr. Ross is also on the Board of Governors of the Investment Company Institute.

Jeanne LaPorta. Ms. LaPorta is a Senior Managing Director of State Street Investment Management and Head of Global Funds Management. Prior to joining State Street Investment Management, she was the Chief Administrative Officer of a Fintech startup and served as a director of their flagship hedge fund. Ms. LaPorta previously worked at State Street Investment Management from 2016 to 2021 as a Senior Managing Director and at GE Asset Management (“GEAM”) from 1997 to July 2016 where she held various positions at GEAM, including Senior Vice President and Commercial Operations Leader, Senior Vice President and Commercial Administrative Officer, Senior Vice President and Deputy General Counsel and Vice President and Associate General Counsel.

RISK OVERSIGHT

The day-to-day operations of the Funds, including the management of risk, are performed by third party service providers, such as the Adviser, Distributor, Administrator and Sub-Administrator. The Trustees are responsible for overseeing the Trust’s service providers and thus have oversight responsibilities with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Trust and its service providers employ a variety of processes, procedures and controls to identify certain of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Funds, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Trust’s Chief Compliance Officer and the independent registered

23

public accounting firm, as appropriate, regarding risks faced by the Funds. The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. The Board has met with the Adviser’s Chief Risk Officer to review the Adviser’s approach to addressing risks. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement, the Board meets with the Adviser to review the services provided. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Trust and its service providers. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. In addition, as part of the Board’s oversight of the Funds’ advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Funds face. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee: The Board has an Audit Committee consisting of all Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust. Ms. Polley serves as the Chairman. The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Funds’ accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Funds’ financial statements and the independent audit thereof; (2) the Funds’ accounting and financial reporting processes and internal control over financial reporting; (3) the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; and (4) the qualifications, independence and performance of the Funds’ independent registered public accounting firm. The Audit Committee meets with the Trust’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust’s accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust’s independent auditors. The Audit Committee met [ ] times during the fiscal year ended [ ].

Nominating and Governance Committee: The Board has a Nominating and Governance Committee consisting of all Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust. Mr. Jessee serves as Chairman. The Nominating and Governance Committee oversees administration of the Board Governance Policies and will consider proposals for candidates to serve as independent Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee Chairman. The final recommendation of a prospective independent Trustee rests solely with the Nominating and Governance Committee. The Nominating and Governance Committee also periodically reviews Independent Trustee compensation. The Nominating and Governance Committee met [ ] times during the fiscal year ended [ ].

When evaluating a person as a potential nominee to serve as an independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

REMUNERATION OF TRUSTEES

The Trust pays each Trustee (other than Ms. LaPorta) an annual retainer plus a per meeting fee for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) and any other telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee. Audit Committee and Nominating and Governance Committee members receive per meeting fees and the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee also receive an additional fee. The Trust may also reimburse each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

The following table sets forth the total fees accrued with respect to the remuneration of Trustees of the Trust for the fiscal year ended [ ].

24

Name of Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust Paid to Trustees

Independent Trustees:

Allison Grant Williams	$[ ]	N/A	N/A	$345,000
Sheila Hartnett-Devlin	$[ ]	N/A	N/A	$345,000
James Jessee	$[ ]	N/A	N/A	$370,000
Teresa Polley	$[ ]	N/A	N/A	$380,000
Ashley T. Rabun	$[ ]	N/A	N/A	$450,000
James E. Ross	$[ ]	N/A	N/A	$340,000

Interested Trustee:

Jeanne LaPorta(1)	N/A	N/A	N/A	N/A

(1)	Not compensated by the Trust due to Ms. LaPorta’s positions with the Adviser.

During the fiscal year ended [ ], no officers of the Trust received compensation in excess of $60,000 from the Trust. Additionally, no Trustee or officer of the Trust is entitled to any pension or retirement benefits from the Trust.

The Trustee fees with respect to the remuneration are allocated among the Funds based on net assets. Because the Funds are new, the Funds did not contribute to Trustee remuneration for the fiscal year ended [ ].

OWNERSHIP OF FUND SHARES

As of December 31, 2025, neither the Independent Trustees nor their immediate family members owned beneficially or of record any securities in the Adviser, principal underwriter of the Funds or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2025:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies

Independent Trustees:

Ashley T. Rabun	None	None	None
Allison Grant Williams	State Street Financial Select Sector SPDR ETF	$1 - $10,000	$1 - $10,000
Sheila Hartnett-Devlin	State Street Technology Select Sector SPDR ETF	Over $100,000	Over $100,000
James Jessee	State Street Energy Select Sector SPDR ETF	$10,001 - $50,000	$10,001 - $50,000
Teresa Polley	State Street Communication Services Select Sector SPDR ETF	$1 - $10,000	$50,001 - $100,000
	State Street Consumer Discretionary Select Sector SPDR ETF	$1 - $10,000
	State Street Consumer Staples Select Sector SPDR ETF	$1 - $10,000
	State Street Energy Select Sector SPDR ETF	$1 - $10,000
	State Street Financial Select Sector SPDR ETF	$1 - $10,000
	State Street Health Care Select Sector SPDR ETF	$1 - $10,000
	State Street Industrial Select Sector SPDR ETF	$1 - $10,000
	State Street Materials Select Sector SPDR ETF	$1 - $10,000
James E. Ross	State Street Consumer Discretionary Select Sector SPDR ETF	Over $100,001	Over $100,001
	State Street Energy Select Sector SPDR ETF	$10,001 - $50,000
	State Street Health Care Select Sector SPDR ETF	$50,001 - $100,000
	State Street Technology Select Sector SPDR ETF	$50,001 - $100,000
	State Street Financial Select Sector SPDR ETF	$0 - $100,000
Interested Trustee:
Jeanne LaPorta	None	None	None

CODES OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the Codes of Ethics). Each Code of Ethics permits personnel, subject to that Code of Ethics, to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds.

25

There can be no assurance that the Codes of Ethics will be effective in preventing such activities. Each Code of Ethics, filed as exhibits to the Trust’s registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated the responsibility to vote proxies on securities held by the Funds to the Adviser for all Funds, subject to certain exceptions. The Board has retained authority to vote proxies for certain bank and bank holding company securities (“Bank Securities”) that may be held by one or more Funds from time to time. The Board has adopted the Institutional Shareholder Services, Inc.’s (“ISS”) benchmark proxy voting policy with respect to voting such Bank Securities’ proxies. The Board has retained this authority in order to permit the Adviser to utilize exemptions from limitations arising under the Bank Holding Company Act of 1956, as amended, that might otherwise prevent the Adviser from acquiring Bank Securities on behalf of a Fund. Each of the Trust’s and the Adviser’s proxy voting policies, as well as ISS’ benchmark proxy voting policy, are attached as an appendix to this SAI. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available: (1) without charge by calling 1-866-787-2257; (2) on the Funds’ website at www.sectorspdr.com; and (3) on the SEC’s website at https://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Adviser or State Street will not disseminate non-public information concerning the Trust, except information may be made available prior to its public availability: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds, including (a) a service provider, (b) the stock exchanges upon which an ETF is listed, (c) the NSCC, (d) the Depository Trust Company, and (e) financial data/research companies such as Morningstar, Bloomberg L.P., and Reuters, or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception, with the consent of an applicable Trust officer.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

SSGA FM acts as investment adviser to the Trust and, subject to the oversight of the Board, is responsible for the investment management of each Fund. As of [ ], 2026, the Adviser managed approximately $[ ] trillion in assets. The Adviser’s principal address is One Congress Street, Boston, Massachusetts 02114. The Adviser, a Massachusetts corporation, is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company. The Adviser, along with other advisory affiliates, make up State Street Investment Management, the investment management arm of State Street Corporation.

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser. Under the Investment Advisory Agreement, the Adviser, subject to the oversight of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, the Adviser is not liable for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board or (2) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, provided that in either event such continuance also is approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 90 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

26

A summary of the factors considered by the Board of Trustees in connection with the initial approval of the Investment Advisory Agreement for the Funds will be available in the Funds’ Form N-CSR filing with the SEC after the Funds commence operations.

[For the services provided to each Fund under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of the Fund’s average daily net assets as set forth in the Prospectus. With respect to each Fund, the management fee is reduced by any acquired fund fees and expenses attributable to the Funds’ investments in other investment companies. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser may, from time to time, waive all or a portion of its fee. The Adviser has agreed to pay all costs associated with the organization of each Fund.]

The Funds had not commenced operations as of the date of this SAI and therefore did not pay fees to the Adviser for the past three fiscal years.

PORTFOLIO MANAGERS

The Adviser manages the Funds using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of the Funds are Emiliano Rabinovich, Juan Acevedo, Keith Richardson, Olga Winner and Xianhang (River) Wu.

The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Funds and assets under management in those account. [None of the accounts listed in the table below are subject to performance-based fees.]

Other Accounts Managed as of [-], 2026

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)	Other Pooled Investment Vehicle Accounts	Assets Managed (billions)	Other Accounts	Assets Managed (billions)	Total Assets Managed (billions)

Emiliano Rabinovich	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]

Juan Acevedo	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]

Keith Richardson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]

Olga Winner	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]

Xianhang (River) Wu	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]

The Funds had not commenced operations prior to the date of this SAI and therefore the portfolio managers did not beneficially own any Shares.

Conflicts of Interest. A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably

27

designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of the Adviser’s and Trust’s Code of Ethics.

Compensation. State Street Investment Management’s (“State Street IM”) culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. State Street IM’s Global Human Resources department regularly participates in compensation surveys in order to provide State Street IM with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and State Street IM business results, an incentive pool is allocated to State Street IM to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most State Street IM investment teams, State Street IM recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the State Street Investment Management Long-Term Incentive (“State Street Investment Management LTI”) program. For these teams, the State Street Investment Management LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align State Street IM’s investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the State Street Investment Management LTI program.

For the index equity investment team, incentive pool funding is driven in part by the post-tax 1- and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within State Street IM is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns State Street IM employees’ interests with State Street IM clients’ and shareholders’ long-term interests.

State Street IM recognizes and rewards outstanding performance by:

●	Promoting employee ownership to connect employees directly to the company’s success.

●	Using rewards to reinforce mission, vision, values and business strategy.

●	Seeking to recognize and preserve the firm’s unique culture and team orientation.

●	Providing all employees the opportunity to share in the success of State Street IM.

THE ADMINISTRATOR, SUB-ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Administrator: SSGA FM serves as the administrator to each series of the Trust, pursuant to an Administration Agreement dated June 1, 2015, as amended, between SSGA FM and the Trust (the “SSGA FM Administration Agreement”). Pursuant to the SSGA FM Administration Agreement, SSGA FM is obligated to continuously provide business management services to the Trust and its series and will generally, subject to the general oversight of the Trustees and, except as otherwise provided in the SSGA FM Administration Agreement, manage all of the business and affairs of the Trust.

The Sub-Administrator, Custodian and Transfer Agent: State Street serves as the sub-administrator to each series of the Trust, pursuant to a Sub-Administration Agreement dated June 1, 2015, as amended (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, State Street is obligated to provide certain sub-administrative services to the Trust and its series. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company, and is affiliated with SSGA FM. State Street’s mailing address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

28

State Street also serves as Custodian for the Trust’s series pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Funds’ assets, calculates the net asset value of each Fund’s Shares and calculates net income and realized capital gains or losses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

State Street also serves as Transfer Agent for each series of the Trust pursuant to a transfer agency agreement (“Transfer Agency Agreement”).

Compensation: A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Fund based upon the relative net assets of each Fund. The unitary fee is calculated as follows: [ ]. In addition, State Street shall receive global safekeeping and transaction fees, which are calculated on a per-country basis, in-kind creation (purchase) and redemption transaction fees (as described below) and revenue on certain cash balances. State Street may be reimbursed by the series of the Trust for its out-of-pocket expenses.

Additional Sub-Administration Services: Also under the Sub-Administration Agreement, each Fund pays fees to State Street for: (i) certain services required in the preparation (including preparing a schedule of quarterly portfolio investments) and filing of Form N-PORT and Form N-CEN with the SEC (“N-PORT Related Services”); (ii) services regarding certain liquidity analytics (“Liquidity Risk Measurement Services”) under the Sub-Administration Agreement; and (iii) certain services related to the preparation of tailored shareholder reports (“Tailored Shareholder Report Services”). For N-PORT Related Services, each Fund pays State Street a fee of $10,300 per year. For Liquidity Risk Measurement Services, each Fund pays State Street a fee of $1,800 per year. For Tailored Shareholder Report Services, each Fund pays State Street a fee of $1,000 per year.

SECURITIES LENDING ACTIVITIES

The Trust’s Board has approved each Fund’s participation in a securities lending program. Under the securities lending program, each Fund has retained State Street to serve as the securities lending agent.

The Funds had not commenced operations as of the date of this SAI and therefore do not have any securities lending activities to report for the [ ] fiscal year end.

THE DISTRIBUTOR

State Street Global Advisors Funds Distributors, LLC (the “Distributor”) serves as the principal underwriter and Distributor of Shares. Its principal address is One Congress Street, Boston, Massachusetts 02114. Investor information can be obtained by calling 1-866-787-2257. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of each series of the Trust or which securities are to be purchased or sold by each series of the Trust. An affiliate of the Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units or upon redemption, for which it may receive commissions or other fees from such Authorized Participants. An affiliate of the Distributor also receives compensation from State Street for providing on-line creation and redemption functionality to Authorized Participants through its Fund Connect application.

Certain broker-dealers may receive cash payments for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

In addition, as of the date of this SAI, the Adviser and/or Distributor had arrangements whereby Pershing LLC (“Pershing”), LPL Financial, LLC (“LPL”), and Morgan Stanley Wealth Management, LLC, among other broker-dealers, may receive cash payments for activities relating to the Funds other than for educational programs and marketing activities described above. Pursuant to these arrangements, Pershing and LPL have agreed to offer certain Funds to their customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain Funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker dealer or intermediary and its

29

clients. In addition, the Adviser or Distributor, or an affiliate of the Adviser or Distributor, as well as an index provider that is not affiliated with the Adviser or Distributor, may reimburse expenses or make payments to other persons in consideration of services, provision of data, or other activities that they believe may benefit the SPDR business or facilitate investment in the Funds. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to a Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days’ written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above. The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “BOOK ENTRY ONLY SYSTEM” section below) and/or DTC Participants (as defined below). Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor for certain liabilities, including certain liabilities arising under the federal securities laws, provided that in no case is such indemnity deemed to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement.

INDEX LICENSE

S&P Opco, LLC, a subsidiary of S&P DJI, S&P and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Index and each applicable Underlying Index. The Trust has entered into a sublicense agreement with S&P whereby each Fund and Underlying Fund pays an annual sub-license fee to S&P based on a percentage of the Fund’s and Underlying Fund’s, respectively, total expense ratio for the most recent fiscal year and applied to the Fund’s and Underlying Fund’s, respectively, average daily net assets.

BROKERAGE TRANSACTIONS

All portfolio transactions are placed on behalf of the Funds by the Adviser. Purchases and sales of securities on a securities exchange are affected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over-the-counter orders (e.g., fixed income securities) because the Funds pay a spread which is included in the cost of the security and represents the difference between the dealer’s quoted price at which it is willing to sell the security and the dealer’s quoted price at which it is willing to buy the security. When a Fund executes an over-the-counter order with an electronic communications network or an alternative trading system, a commission is charged by such electronic communications networks and alternative trading systems as they execute such orders on an agency basis. Securities may be purchased from underwriters at prices that include underwriting fees.

In placing a portfolio transaction, the Adviser seeks to achieve best execution. The Adviser’s duty to seek best execution requires the Adviser to take reasonable steps to obtain for the client as favorable an overall result as possible for Fund portfolio transactions under the circumstances, taking into account various factors that are relevant to the particular transaction.

The Adviser refers to and selects from the list of approved trading counterparties maintained by the Adviser’s Credit Risk Management team. In selecting a trading counterparty for a particular trade, the Adviser seeks to weigh relevant factors including, but not limited to the following:

●	Prompt and reliable execution;

●	The competitiveness of commission rates and spreads, if applicable;

●	The financial strength, stability and/or reputation of the trading counterparty;

●	The willingness and ability of the executing trading counterparty to execute transactions (and commit capital) of size in liquid and illiquid markets without disrupting the market for the security;

●	Local laws, regulations or restrictions;

●	The ability of the trading counterparty to maintain confidentiality;

●	The availability and capability of execution venues, including electronic communications networks for trading and execution management systems made available to Adviser;

●	Market share;

●	Liquidity;

●	Price;

●	Execution related costs;

30

●	History of execution of orders;

●	Likelihood of execution and settlement;

●	Order size and nature;

●	Clearance and settlement capabilities, especially in high volatility market environments;

●	Availability of lendable securities;

●	Sophistication of the trading counterparty’s trading capabilities and infrastructure/facilities;

●	The operational efficiency with which transactions are processed and cleared, taking into account the order size and complexity;

●	Speed and responsiveness to the Adviser;

●	Access to secondary markets;

●	Counterparty exposure; and

●

Depending upon the circumstances, the Adviser may take other relevant factors into account if the Adviser believes that these are important in taking all sufficient steps to obtain the best possible result for execution of the order.

In selecting a trading counterparty, the price of the transaction and costs related to the execution of the transaction typically merit a high relative importance, depending on the circumstances. The Adviser does not necessarily select a trading counterparty based upon price and costs but may take other relevant factors into account if it believes that these are important in taking reasonable steps to obtain the best possible result for a Fund under the circumstances. Consequently, the Adviser may cause a client to pay a trading counterparty more than another trading counterparty might have charged for the same transaction in recognition of the value and quality of the brokerage services provided. The following matters may influence the relative importance that the Adviser places upon the relevant factors:

(i)	The nature and characteristics of the order or transaction. For example, size of order, market impact of order, limits, or other instructions relating to the order;

(ii)

The characteristics of the financial instrument(s) or other assets which are the subject of that order. For example, whether the order pertains to an equity, fixed income, derivative or convertible instrument;

(iii)	The characteristics of the execution venues to which that order can be directed, if relevant. For example, availability and capabilities of electronic trading systems;

(iv)

Whether the transaction is a ‘delivery versus payment’ or ‘over-the-counter’ transaction. The creditworthiness of the trading counterparty, the amount of existing exposure to a trading counterparty and trading counterparty settlement capabilities may be given a higher relative importance in the case of ‘over-the-counter’ transactions; and/or

(v)	Any other circumstances that the Adviser believes are relevant at the time.

The process by which trading counterparties are selected to effect transactions is designed to exclude consideration of the sales efforts conducted by broker-dealers in relation to the Funds.

The Adviser does not currently use the Funds’ assets in connection with third-party soft dollar arrangements. While the Adviser does not currently use “soft” or commission dollars paid by the Funds for the purchase of third-party research, the Adviser reserves the right to do so in the future.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past three fiscal years.

Securities of “Regular Broker-Dealers”: The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares.

The Funds had not commenced operations as of the date of this SAI and therefore do not have any holdings in Securities of Regular Broker-Dealers as of December 31, 2025.

31

Portfolio Turnover: Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL PURCHASE AND SALE INFORMATION.”

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

32

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds had not commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of certain Funds, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of such Fund(s). Authorized Participants may execute an irrevocable proxy granting the Distributor, State Street or an affiliate (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of the applicable Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the applicable Fund.

[The Trustees and officers of the Trust, as a group, owned less than 1% of the Trust’s voting securities as of the date of this SAI.]

PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE (CREATION)

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt, on any Business Day (as defined below), of an order in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to each Fund is generally any day on which the NYSE is open for business.

The consideration for purchase of a Creation Unit of a Fund generally consists of the Deposit Securities and the Cash Component, computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component,” which may include a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current standard Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such standard Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund may be changed from time to time with a view to the investment objective of the applicable Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting (a “non-standard order”). Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of portfolio changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

33

PROCEDURES FOR PURCHASE OF CREATION UNITS

To be eligible to place orders with the Distributor, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of the Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with all applicable fees and taxes. All Shares of Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase Shares directly from the Funds, including non-standard orders, must be placed for one or more Creation Unit size aggregations of Shares and in the manner set forth in the Participant Agreement and/or applicable order form, which sets forth specific procedures associated with purchases through the Clearing Process and outside the Clearing Process. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time. State Street Global Markets, LLC may assist Authorized Participants in assembling shares to purchase Creation Units (or upon redemption), for which it may receive commissions or other fees from such Authorized Participants.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares of a Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account, in accordance with the terms of the Participant Agreement. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities, in accordance with the terms of the Participant Agreement. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. The delivery of Creation Units so purchased will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Distributor. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Shortened settlement cycles are expected to be available, through which creation transactions can be settled on the trade date in accordance with instructions provided by the Trust and/or Distributor.

ACCEPTANCE OF ORDERS OF CREATION UNITS

The Trust reserves the right to reject an order for Creation Units in respect of any Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme

34

weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Custodian, the Transfer Agent, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall communicate to the Authorized Participant its rejection of the order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying net asset value of a Fund, the Trust does not intend to suspend acceptance of orders for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE

Investors will be required to pay a fixed creation transaction fee of $[-] for each Fund. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; (ii) non-standard orders; and (iii) cash creations, for a total charge of up to $[-] for each Fund. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Distributor and only on a Business Day. Except upon liquidation of a Fund, the Trust will not redeem Shares in amounts less than Creation Units.

Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of securities designated by the Fund that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”). Redemption Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. The identity and number of shares of the Redemption Securities or the Cash Redemption Amount (defined below) may be changed from time to time with a view to the investment objective of a Fund.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Redemption Securities plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee of $[-]. In the event that the Redemption Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE

A fixed transaction fee of $[-] is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction for each Fund. An additional charge of up to three (3) times the fixed transaction fee (for a total charge of up to $[-] for each Fund may be charged with respect to (i) transactions effected outside the Clearing Process; (ii) non-standard orders; and (iii) in the limited circumstances specified in which any cash may be used in lieu of securities to redeem Creation Units.

PROCEDURES FOR REDEMPTION OF CREATION UNITS

Orders to redeem Creation Units must be submitted in proper form to the Distributor prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Distributor does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

35

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Distributor; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that, as of the close of that Business Day, it (or its client) will own (within the meaning of Rule 200 of Regulation SHO) or has arranged to borrow for delivery to the Trust on or prior to the settlement date of the redemption request, the requisite number of Shares of the relevant Fund to be redeemed as a Creation Unit. In either case, the Authorized Participant is deemed to acknowledge that: (i) it (or its client) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption; and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such Shares being tendered, there are no restrictions precluding the tender and delivery of such Shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If it is not possible to effect deliveries of the Redemption Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Redemption Securities). The Fund may also, in its sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Redemption Securities but does not differ in net asset value.

Deliveries of redemption proceeds generally will be made within one Business Day.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS

The Trust will generally accept orders before 2:00 p.m., Eastern time, (or earlier in the event the Exchange closes early). Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “PURCHASE AND SALE INFORMATION” and “ADDITIONAL PURCHASE AND SALE INFORMATION.”

36

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). Each Fund relies on a third-party service provider for assistance with the daily calculation of the Fund’s NAV. The third-party service provider, in turn, relies on other parties for certain pricing data and other inputs used in the calculation of the Fund’s NAV. Therefore, each Fund is subject to certain operational risks associated with reliance on its service provider and that service provider’s sources of pricing and other data. NAV calculation may be adversely affected by operational risks arising from factors such as errors or failures in systems and technology. Such errors or failures may result in inaccurately calculated NAVs, delays in the calculation of NAVs and/or the inability to calculate NAV over extended time periods. A Fund may be unable to recover any losses associated with such failures. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Each Fund may use various pricing services, or discontinue the use of any pricing service.

Pursuant to Board approved valuation procedures, the Board has designated the Adviser as the valuation designee for each Fund. These procedures address, among other things, (i) determining (a) when market quotations are not readily available or reliable and (b) the methodologies to be used for determining the fair value of investments, and (ii) the use and oversight of third-party pricing services for fair valuation. The Adviser is responsible for periodically reviewing the procedures, and the selected methodologies used, for their continuing appropriateness and accuracy, and making any changes or adjustments to the procedures and methodologies as appropriate.

In the event that current market valuations are not readily available or are deemed unreliable, the Trust’s procedures require the Adviser to determine a security’s fair value. In determining a fair value, the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates and market indices, and the prices from an index provider). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. The fair value of a portfolio instrument is generally the price which a Fund might reasonably expect to receive upon its current sale in an orderly market between market participants. Ascertaining fair value requires a determination of the amount that an arm’s-length buyer, under the circumstances, would currently pay for the portfolio instrument. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Index. This may result in a difference between a Fund’s performance and the performance of its respective Index.

DIVIDEND REINVESTMENT

Broker dealers, at their own discretion, may offer a dividend reinvestment service under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding any dividend reinvestment service offered by such broker dealer.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “DISTRIBUTIONS.”

GENERAL POLICIES

Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Fund, as if such Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for shareholders.

37

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussions in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information should be read in conjunction with the section in the Prospectus entitled “ADDITIONAL TAX INFORMATION.”

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one series of the Trust do not offset gains in any other series of the Trust and the requirements (other than certain organizational requirements) for qualifying for treatment as a RIC are determined at the Fund level rather than at the Trust level. Each Fund has elected or will elect and intends to qualify each year to be treated as a separate RIC under Subchapter M of the Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of a Fund’s taxable year, its assets must be diversified so that (a) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that it controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the applicable corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed

38

to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

As discussed more fully below, each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Fund Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. If a Fund failed to satisfy the Distribution Requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described in the preceding paragraph.

Given the concentration of certain of the Indexes in a relatively small number of securities, it may not be possible for certain Funds to fully implement sampling methodologies while satisfying the Diversification Requirement. A Fund’s efforts to satisfy the Diversification Requirement may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the applicable Index, and the Fund’s efforts to track the applicable Index may cause it inadvertently to fail to satisfy the Diversification Requirement.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Funds may not carry forward any losses other than net capital losses.

TAXATION OF SHAREHOLDERS—DISTRIBUTIONS

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). Each Fund will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction, the portion of dividends which may qualify for treatment as qualified dividend income, and the portion of dividends which represent a return of capital.

Subject to certain limitations, dividends reported by a Fund as qualified dividend income will be taxable to noncorporate shareholders at reduced rates. Dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividends are paid is tradable on an established securities market in the United States. A dividend

39

generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the stock on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the stock becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before such date, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. The holding period requirements described in this paragraph apply to shareholders’ investments in the Funds and to the Funds’ investments in underlying dividend-paying stocks. Dividends treated as received by a Fund from a REIT or another RIC may be treated as qualified dividend income generally only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that any dividends received by a Fund from a REIT and distributed by that Fund to a shareholder generally will be taxable to the shareholder as ordinary income. Additionally, income derived in connection with a Fund’s securities lending activities will, in general, not be treated as qualified dividend income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that Fund may report all distributions of such income as qualified dividend income.

Certain dividends received by a Fund from U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) when distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction generally available to corporations under the Code. Dividends received by a Fund from REITs will not be eligible for that deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Fund Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund Shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund Shares, they may be denied a portion of the dividends-received deduction with respect to those Fund Shares. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its Fund Shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the Fund Shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Distributions from a Fund’s net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Long-term capital gains are generally taxed to noncorporate shareholders at reduced rates. Certain capital gain dividends attributable to dividends a Fund receives from REITs may be taxable to noncorporate shareholders at a rate other than the reduced rates generally applicable to long-term capital gains.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the Fund Shares on which the distribution was received are sold. After a shareholder’s basis in the Fund Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Fund Shares.

Under Section 163(j) of the Code, a taxpayer’s business interest expense is generally deductible to the extent of its business interest income plus certain other amounts. If a Fund earns business interest income, it may report a portion of its dividends as “Section 163(j) interest dividends,” which its shareholders may be able to treat as business interest income for purposes of Section 163(j) of the Code. The Fund’s “Section 163(j) interest dividend” for a tax year will be limited to the excess of its business interest income over the sum of its business interest expense and other deductions properly allocable to its business interest income. In general, a Fund’s shareholders may treat a distribution reported as a Section 163(j) interest dividend as interest income only to the extent the distribution exceeds the sum of the portions of the distribution reported as other types of tax-favored income. To be eligible to treat a Section 163(j) interest dividend as interest income, a shareholder may need to meet certain holding period requirements in respect of Fund Shares and must not have hedged its position in Fund Shares in certain ways.

Distributions that are reinvested in additional Fund Shares through the means of a dividend reinvestment service, if offered by your broker-dealer, will nevertheless be taxable dividends to the same extent as if such dividends had been received in cash.

40

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Fund Shares) are generally taken into account in computing a shareholder’s net investment income.

Distributions of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

TAXATION OF SHAREHOLDERS – SALE OF FUND SHARES

In general, a sale of Fund Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Fund Shares were held. A sale of Fund Shares held for a period of one year or less at the time of such sale will, for tax purposes, generally result in short-term capital gains or losses, and a sale of those held for more than one year will generally result in long-term capital gains or losses. Long-term capital gains are generally taxed to noncorporate shareholders at reduced rates.

Gain or loss on the sale of Fund Shares is measured by the difference between the amount received and the adjusted tax basis of the Fund Shares. Shareholders should keep records of investments made (including Fund Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Fund Shares.

A loss realized on a sale of Fund Shares may be disallowed if substantially identical Fund Shares are acquired (whether through the reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Fund Shares are disposed of. In such a case, the basis of the Fund Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale of Fund Shares held for six (6) months or less is treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains).

COST BASIS REPORTING

The cost basis of Fund Shares acquired by purchase will generally be based on the amount paid for the Fund Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Fund Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Fund Shares. Contact the broker through whom you purchased your Fund Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

TAXATION OF FUND INVESTMENTS

Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. No Fund expects to satisfy the requirements for passing through to its shareholders any share of any foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own returns.

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions to its shareholders in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve the Funds’ qualification for treatment as RICs.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that certain net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the Qualifying Income Requirement.

41

A non-corporate taxpayer is generally eligible for a deduction of up to 20% of the taxpayer’s “qualified REIT dividends.” If a Fund receives a dividend (other than a capital gain dividend) in respect of any share of U.S. REIT stock, the Fund may report its own dividends as eligible for the 20% deduction, to the extent the Fund’s income is derived from such qualified REIT dividends, as reduced by allocable Fund expenses. In order for a Fund’s dividends to be eligible for this deduction when received by a non-corporate shareholder, the Fund must meet certain holding period requirements with respect to the U.S. REIT shares on which the Fund received the eligible dividends, and the non-corporate shareholder must meet certain holding period requirements with respect to the Shares.

TAX-EXEMPT SHAREHOLDERS

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, a Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) Fund Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing a Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Certain tax-exempt educational institutions will be subject to an excise tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund Shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

FOREIGN SHAREHOLDERS

Dividends, other than capital gains dividends, “short-term capital gain dividends” and “interest-related dividends” (described below), paid by a Fund to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law to the extent derived from investment income and short-term capital gain or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate.

Dividends reported by a Fund as (i) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of a Fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any. In the case of Fund Shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as an interest-related dividend or as a short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain.” The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income treated as received by a Fund from REITs may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding taxes, and requiring non-U.S. investors to file nonresident U.S. income tax returns. Also, FIRPTA gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes. Under certain circumstances, Fund Shares may qualify as USRPIs, which could result in 15% withholding on certain distributions and gross redemption proceeds paid to certain non-U.S. investors.

42

BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

CREATION UNITS

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the Fund Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Fund Shares comprising the Creation Units have been held for more than one year, and otherwise, will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

A Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in any deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Fund Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Fund Shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

If a Fund redeems Creation Units in cash, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

CERTAIN POTENTIAL TAX REPORTING REQUIREMENTS

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

43

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fund Shares should consult their own tax advisors as to the tax consequences of investing in such Fund Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding series of the Trust. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to each Fund, and in the net distributable assets of each Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust’s property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund’s assets and operations, the risk to shareholders of personal liability is believed to be remote.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Advisors Funds Distributors, LLC at One Congress Street, Boston, Massachusetts 02114.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

[   ], located at [   ], serves as the independent registered public accounting firm of the Trust. [ ] performs annual audits of the Funds’ financial statements and provides other audit, tax and related services.

FINANCIAL STATEMENTS

The Funds had not commenced operations as of the date of this SAI and therefore do not have financial information to report for the Funds’ [ ] fiscal year end.

44

APPENDIX A

The Select Sector SPDR® Trust (the “Trust”)

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of the Trust has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to SSGA Funds Management, Inc., the Trust’s investment adviser (the “Adviser”), subject to the Trustees’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to portfolio securities held by the Trust is an asset of the Trust. The Adviser acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

3.	Proxy Voting Procedures

A.

At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies (“Policy”). (See attached Schedule A) In addition, the Adviser shall notify the Trustees of material changes to its Policy promptly and no later than at the next regular meeting of the Board of Trustees after such amendment is implemented.

B.

At least annually, the Adviser shall present to the Board its policy for managing the conflicts of interests that may arise through the Adviser’s proxy voting activities. In addition, the Adviser shall report any Policy overrides involving portfolio securities held by the Trust to the Trustees at the next regular meeting of the Board of Trustees after such override(s) occur.

C.

At least annually, the Adviser shall inform the Trustees that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees of the authority to vote proxies relating to portfolio securities of the Trust may be revoked by the Trustees, in whole or in part, at any time.

5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust to the Trust or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

6.	Retention and Oversight of Proxy Advisory Firms

A.

In considering whether to retain or continue retaining a particular proxy advisory firm, the Adviser will ascertain whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues, act as proxy voting agent as requested, and implement the Policy. In this regard, the Adviser will consider, at least annually, among other things, the adequacy and quality of the proxy advisory firm’s staffing and personnel and the robustness of its policies and procedures regarding its ability to identify and address any conflicts of interest. The Adviser shall, at least annually, report to the Board regarding the results of this review.

B.

The Adviser will request quarterly and annual reporting from any proxy advisory firm retained by the Adviser, and hold ad hoc meetings with such proxy advisory firm, in order to determine whether there has been any business changes that might impact the proxy advisory firm’s capacity or competency to provide proxy voting advice or services or changes to the proxy advisory firm’s conflicts policies or procedures. The Adviser will also take reasonable steps to investigate any material factual error, notified to the Adviser by the proxy advisory firm or identified by the Adviser, made by the proxy advisory firm in providing proxy voting services.

A-1

7.	Periodic Sampling

The Adviser will periodically sample proxy votes to review whether they complied with the Policy. The Adviser shall, at least annually, report to the Board regarding the frequency and results of the sampling performed.

8.	Disclosures

A.	The Trust shall include in its registration statement:

1.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust shall include in its annual and semi-annual reports to shareholders:

1.

A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Trust is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2.

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

9.	Review of Policy

The Trustees shall review this policy to determine its continued sufficiency as necessary from time to time.

Adopted:	May 1, 2006

Amended:	May 12, 2009

Amended:	November 9, 2010

Amended:	February 9, 2016

A-2

PART C
OTHER INFORMATION
Item 28.
Exhibits
(a)(1)
Amended and Restated Declaration of Trust of The Select Sector SPDR Trust (the “Trust” or the “Registrant”),
originally dated June 9, 1998 and as last amended and restated October 23, 1998 (the “Declaration of Trust”), is incorporated herein by reference to Exhibit (b)(i) of Pre-Effective Amendment No. 2 to the Registrant’s Registration
Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 17,
1998.

(2)
Amendment No. 1, dated November 13, 2007, to the Declaration of Trust is incorporated herein by reference to
Exhibit (a)(ii) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 15, 2018.

(3)
Amendment No. 2, dated January 4, 2016, to the Declaration of Trust is incorporated herein by reference to Exhibit
(a)(iii) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2016.

(4)
Amendment No. 3, dated April 19, 2017, to the Declaration of Trust is incorporated herein by reference to Exhibit
(a)(iv) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(5)
Amendment No. 4, dated May 10, 2018, to the Declaration of Trust is incorporated herein by reference to Exhibit
(a)(v) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, as filed with the
SEC on June 15, 2018.

(6)
Amendment No. 5, dated May 1, 2025, to the Declaration of Trust, is incorporated herein by reference to Exhibit
(a)(i)(6) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 29, 2025.

(b)
Registrant’s Amended and Restated By-Laws, dated August 12, 2021 (the “By-Laws”), are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-
1A, as filed with the SEC on January 27, 2022.

(c)
Form of Global Certificate of Beneficial Interest, evidencing shares of Beneficial Interest, is incorporated herein by reference to Exhibit (b)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-
1A, as filed with the SEC on November 17, 1998.

(d)(i)(1)
Amended and Restated Investment Advisory Agreement between the Trust and SSGA Funds Management, Inc.
(“SSGA FM”), dated December 1, 2003 (the “Investment Advisory Legacy ETF Agreement”), is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on January 28, 2004.

(2)
Revised Exhibit A, dated December 1, 2025, to the Investment Advisory Legacy Fund Agreement is incorporated herein by reference to Exhibit (d)(i)(2) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement
on Form N-1A, as filed with the SEC on January 28, 2026.

(d)(ii)(1)
Investment Advisory Agreement between the Trust and SSGA FM dated July 21, 2025 (the “Investment Advisory
Premium ETF Agreement”), is incorporated herein by reference to Exhibit (d)(ii)(1) of Post-Effective Amendment No.
57 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 29, 2025.

(2)
Exhibit A, dated December 1, 2025, to the Investment Advisory Premium Fund Agreement is incorporated herein by reference to Exhibit (d)(ii)(2) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on January 28, 2026.

(d)(iii)(1)	Investment Advisory Agreement between the Trust and SSGA FM (the “Investment Advisory Market Sector ETF Agreement”), to be filed by amendment.
(e)(1)
Distribution Agreement between the Trust and State Street Global Advisors Funds Distributors (“SSGA FD”), dated
July 21, 2025, including the Form of Participation Agreement (the “Distribution Agreement”), is incorporated herein by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on
Form N-1A, as filed with the SEC on July 29, 2025.

(2)
Annex I, as of December 1, 2025, to the Distribution Agreement is incorporated herein by reference to Exhibit
(e)(i)(2) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(3)	Revised Annex I to the Distribution Agreement to be filed by amendment.
(f)	Not applicable.
(g)(1)
Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 1, 1998 (the
“Custodian Agreement”), is incorporated herein by reference to Exhibit (g)(i) of Post-Effective Amendment No. 45 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 29, 2018.

(2)
Amendment, dated November 11, 2005, to the Custodian Agreement is incorporated herein by reference to Exhibit
(g)(ii) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, as filed with the
SEC on January 27, 2006.

(3)
Second Amendment, dated September 30, 2020, to the Custodian Agreement is incorporated herein by reference to
Exhibit (g)(iii) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(4)
Schedule of Series of Portfolios, dated December 1, 2025, to the Custodian Agreement is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on January 28, 2026.

(5)	Revised Schedule of Series of Portfolios to the Custodian Agreement to be filed by amendment.
(h)(i)(1)
Administration Agreement between the Trust and SSGA FM, dated June 1, 2015 (the “Administration Agreement”), is incorporated herein by reference to Exhibit (h)(i)(1) of Post-Effective Amendment No. 30 to the Registrant’s
Registration Statement on Form N-1A, as filed with the SEC on January 28, 2016.

(2)
Schedule A, dated December 1, 2025, to the Administration Agreement is incorporated herein by reference to Exhibit
(h)(i)(2) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(3)	Revised Schedule A to the Administration Agreement to be filed by amendment.
(h)(ii)(1)
Sub-Administration Agreement between SSGA FM and State Street Bank and Trust Company, dated June 1, 2015 (the
“Sub-Administration Agreement”), is incorporated herein by reference to Exhibit (h)(ii)(1) of Post-Effective
Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28,
2016.

(2)
Amendment, dated June 29, 2018, to the Sub-Administration Agreement is incorporated herein by reference to Exhibit
(h)(ii)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2019.

(3)
Schedule A, dated December 1, 2025, to the Sub-Administration Agreement is incorporated herein by reference to
Exhibit (h)(ii)(3) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as
filed with the SEC on January 28, 2026.

(4)	Revised Schedule A to the Sub-Administration Agreement to be filed by amendment.
(h)(iii)(1)
Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company, dated December
1, 1998 (the “Transfer Agency and Service Agreement”), is incorporated herein by reference to Exhibit (h)(iii)(1) of
Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on
January 24, 2025.

(2)
Anti-Money Laundering Services Amendment, dated October 31, 2006, to the Transfer Agency and Service
Agreement is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 13 to the
Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(3)
Amendment, dated December 17, 2018, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(3) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on
Form N-1A, as filed with the SEC on January 28, 2019.

(4)
Amendment, dated March 4, 2024, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(5) of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, as
filed with the SEC on January 24, 2025.

(5)
Amendment, dated July 21, 2025, to the Transfer Agency and Service Agreement, is incorporated herein by reference to Exhibit (h)(iii)(5) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, as
filed with the SEC on July 29, 2025.

(6)
Annex A, dated December 1, 2025, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(6) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as
filed with the SEC on January 28, 2026.

(7)	Revised Annex A to the Transfer Agency and Service Agreement to be filed by amendment.
(h)(iv)(1)
Sub-License Agreement between the Trust, Merrill Lynch and Standard & Poor’s, dated December 15, 1998 (the “Sub-
License Agreement”), is incorporated herein by reference to Exhibit (b)(9)(c) of Pre-Effective Amendment No. 3 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 15, 1998.

(2)
Amendment, dated October 17, 2008, to the Sub-License Agreement is incorporated herein by reference to Exhibit
(h)(viii) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2009.

(3)
Amendment, dated March 5, 2014, to the Sub-License Agreement is incorporated herein by reference to Exhibit
(h)(iii)(3) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 24, 2015.

(4)
Amendment, dated July 22, 2015, to the Sub-License Agreement is incorporated herein by reference to Exhibit
(h)(iii)(4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 6, 2015.

(5)
Amendment, dated November 3, 2017, to the Sub-License Agreement is incorporated herein by reference to Exhibit
(h)(iv)(5) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(6)
Amendment, dated March 1, 2018, to the Sub-License Agreement is incorporated herein by reference to Exhibit
(h)(iv)(6) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2019.

(h)(v)(1)
Amended and Restated Securities Lending Authorization Agreement between the Trust and State Street Bank and
Trust Company, dated July 10, 2017 (the “Securities Lending Authorization Agreement”), is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on January 26, 2018.

(2)
Amendment, dated December 7, 2018, to the Securities Lending Authorization Agreement is incorporated herein by reference to Exhibit (h)(v)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on January 28, 2019.

(3)
Second Amendment, dated February 25, 2019, to the Securities Lending Authorization Agreement is incorporated herein by reference to Exhibit (h)(v)(3) of Post-Effective Amendment No. 48 to the Registrant’s Registration
Statement on Form N-1A, as filed with the SEC on January 28, 2020.

(h)(vi)
Form of Participant Agreement is incorporated herein by reference to Exhibit (e)(iii) of Post-Effective Amendment
No. 57 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 29, 2025.

(h)(vii)
Form of Indemnification Agreement is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective
Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28,
2016.

(h)(viii)
Form of Fund of Funds Investment Agreement is incorporated herein by reference to Exhibit (h)(viii) of Post-Effective
Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 27,
2022.

(i)(i)
Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i) of
Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on
January 26, 2018.

(i)(ii)
Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i)(ii)
of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 15, 2018.

(i)(iii)
Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i)(iii)
of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 29, 2025.

(i)(iv)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Market Sector ETFs, to be filed by amendment.
(j)	Not applicable.
(k)	Not applicable.
(l)
Form of Subscription Agreement between the Trust and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (b)(13) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form
N-1A, as filed with the SEC on December 15, 1998.

(m)(i)(1)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Communication
Services Select Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(1) of Post-Effective
Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28,
2026.

(2)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Consumer
Discretionary Select Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(2) of Post-Effective
Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28,
2026.

(3)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Consumer Staples
Select Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(3) of Post-Effective Amendment No.
58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(4)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Energy Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(4) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(5)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Financial Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(5) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(6)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street® Health Care Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(6) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(7)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Industrial Sector
Select Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(7) of Post-Effective Amendment No.
58 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(8)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Materials Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(8) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(9)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Real Estate Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(9) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(10)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Technology Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(10) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(11)
Distribution and Service Plan (12b-1 Plan) adopted December 1, 2025, relating to the State Street Utilities Select
Sector SPDR® ETF is incorporated herein by reference to Exhibit (m)(i)(11) of Post-Effective Amendment No. 58 to
the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2026.

(n)	Not applicable.
(o)	Reserved.
(p)(1)
Code of Ethics of the Trust is incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 13
to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 25, 2008.

(p)(2)
Code of Ethics of SSGA FM (which includes applicable reporting personnel of the Distributor), effective March 31,
2026, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 59 to the Registrant’s
Registration Statement on Form N-1A, as filed with the SEC on April 24, 2026.

(p)(3)
Code of Ethics of the Independent Trustees, dated November 10, 2015, is incorporated herein by reference to Exhibit
(p)(iv) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2016.

(q)(1)
Power of Attorney, dated May 4, 2023, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment
No. 53 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2024.

(q)(2)
Power of Attorney, dated November 8, 2024, is incorporated herein by reference to Exhibit (q)(ii) of Post-Effective
Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 24,
2025.

Item 29.
Persons Controlled By or Under Common Control With Registrant
See the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund’s outstanding shares and such information is incorporated by reference to this Item.
Item 30.
Indemnification
Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.9 of the Registrant’s By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.
Pursuant to Section 5.2 of the Registrant’s Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant’s Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Registrant has entered into an Indemnification Agreement with each Independent Trustee of the Registrant providing for indemnification of the Independent Trustee by the Registrant consistent with the foregoing and providing procedures for seeking and obtaining indemnification and advancement of expenses.
The Registrant hereby undertakes that it will apply the indemnification provision of its By-Laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.
The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.
Item 31.
Business and Other Connections of Investment Adviser
Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:
SSGA FM serves as the investment adviser for each series of the Trust. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation. The principal address of SSGA FM is One Congress Street, Boston, Massachusetts 02114. SSGA FM is an investment adviser registered under the Investment Advisers Act of 1940, as amended.
Below is a list of the directors and principal executive officers of SSGA FM and their principal occupation(s). Unless otherwise noted, the address of each person listed is One Congress Street, Boston, Massachusetts 02114.
Name	Principal Occupation
Jeanne LaPorta	Chairperson, Director, and President; Senior Vice President of State Street Global Advisors Trust Company
Mark Alberici	Director; Senior Vice President of State Street Global Advisors Trust Company
Apea Amoa	Director; Chief Financial Officer of State Street Global Advisors Trust Company
Allison Bonds	Director; Senior Vice President of State Street Global Advisors Trust Company
Tim Corbett	Director and Chief Risk Officer; Senior Vice President of State Street Global Advisors Trust Company
James Ferrarelli	Director; Executive Vice President of State Street Global Advisors Trust Company
John Tucker	Director; Executive Vice President of State Street Global Advisors Trust Company
Ann Carpenter	Chief Operating Officer; Managing Director of State Street Global Advisors Trust Company
Brian Harris	Chief Compliance Officer; Managing Director of State Street Global Advisors Trust Company
Steven Hamm	Treasurer; Vice President of State Street Global Advisors Trust Company
Sean O’Malley, Esq.	Chief Legal Officer; Senior Vice President of State Street Global Advisors Trust Company
Christyann Weltens	Derivatives Risk Manager; Vice President of State Street Global Advisors Trust Company
David Ireland	CTA Chief Marketing Officer; Senior Vice President of State Street Global Advisors Trust Company
Jessica Cross	Clerk; Vice President of State Street Global Advisors Trust Company
See “Management” in the Prospectus and “Management of the Trust” in the Statement of Additional Information for information regarding the business of SSGA FM. For information regarding broker-dealers and investment advisers affiliated with SSGA FM, reference is made to SSGA FM’s Form ADV, as amended, filed with the SEC and incorporated herein by reference.

Item 32.
Principal Underwriters
(a)
SSGA FD, One Congress Street, Boston, Massachusetts 02114, serves as the Trust’s principal underwriter and also serves as the principal underwriter for the following investment companies: SPDR Index Shares Funds, SPDR Series Trust, SSGA Active Trust, State Street Institutional Investment Trust, SSGA Funds, State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc., Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Government Money Market Fund, and Elfun Trusts.
(b)
To the best of the Trust’s knowledge, the managers and executive officers of SSGA FD are as follows:
Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Trust
Jeanne LaPorta	Chairperson and Manager; Senior Vice President of State Street Global Advisors Trust Company	Interested Trustee
Mark Alberici	Manager; Senior Vice President of State Street Global Advisors Trust Company	None
Apea Amoa	Manager; Senior Vice President of State Street Global Advisors Trust Company	None
Allison Bonds	Manager and President; Senior Vice President of State Street Global Advisors Trust Company	None
Tim Corbett	Manager; Senior Vice President of State Street Global Advisors Trust Company	None
James Ferrarelli	Manager; Executive Vice President of State Street Global Advisors Trust Company	None
John Tucker	Manager; Executive Vice President of State Street Global Advisors Trust Company	None
Mark Trabucco	Chief Compliance Officer and Anti-Money Laundering Officer; Managing Director of State Street Global Advisors Trust Company	None
Editha V. Tenorio	Chief Financial Officer; Vice President of State Street Global Advisors Trust Company	None
Sean O’Malley, Esq.	Chief Legal Officer; Senior Vice President of State Street Global Advisors Trust Company	None
Jessica Cross	Secretary; Vice President of State Street Global Advisors Trust Company	None
*
The principal business address for each of the above managers and executive officers is One Congress Street, Boston, Massachusetts 02114.
(c)
Not applicable.
Item 33.
Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of SSGA FM and/or State Street Bank and Trust Company, with offices located at One Congress Street, Boston, Massachusetts 02114.
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,The Select Sector SPDR® Trust has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of July, 2026.
THE SELECT SECTOR SPDR® TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ Ashley T. Rabun*	Trustee	July 14, 2026
Ashley T. Rabun
/s/ Allison Grant Williams*	Trustee	July 14, 2026
Allison Grant Williams
/s/ Sheila Hartnett-Devlin*	Trustee	July 14, 2026
Sheila Hartnett-Devlin
/s/ James Jessee*	Trustee	July 14, 2026
James Jessee
/s/ Teresa Polley*	Trustee	July 14, 2026
Teresa Polley
/s/ James E. Ross*	Trustee	July 14, 2026
James E. Ross
/s/ Jeanne LaPorta*	Trustee	July 14, 2026
Jeanne LaPorta
/s/ Ann M. Carpenter	President and Principal Executive Officer	July 14, 2026
Ann M. Carpenter
/s/ Chad C. Hallett	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	July 14, 2026
Chad C. Hallett

*By:	/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr. As Attorney-in-Fact Pursuant to Power of Attorney